American Century Investments®
Quarterly Portfolio Holdings
Intermediate-Term Tax-Free Bond Fund
February 28, 2022

Intermediate-Term Tax-Free Bond - Schedule of Investments
FEBRUARY 28, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 98.6%
Alabama — 1.4%
Birmingham Airport Authority Rev., 5.00%, 7/1/23 (BAM)	475,000	499,193
Birmingham Airport Authority Rev., 5.00%, 7/1/25 (BAM)	1,000,000	1,111,743
Birmingham Airport Authority Rev., 5.00%, 7/1/27 (BAM)	1,000,000	1,166,166
Birmingham Airport Authority Rev., 5.00%, 7/1/29 (BAM)	750,000	910,114
Birmingham Airport Authority Rev., 5.00%, 7/1/30 (BAM)	560,000	689,360
Birmingham Airport Authority Rev., 5.00%, 7/1/31 (BAM)	700,000	861,924
Black Belt Energy Gas District Rev., VRN, 4.00%, 12/1/48 (GA: Goldman Sachs Group, Inc.)	10,000,000	10,388,189
Black Belt Energy Gas District Rev., VRN, 4.00%, 4/1/53 (GA: Goldman Sachs Group, Inc.)(1)	8,655,000	9,404,295
Houston County Health Care Authority Rev., 5.00%, 10/1/24	1,000,000	1,085,597
Houston County Health Care Authority Rev., 5.00%, 10/1/25	1,000,000	1,114,470
Houston County Health Care Authority Rev., 5.00%, 10/1/30	2,000,000	2,270,794
Infirmary Health System Special Care Facilities Financing Authority of Mobile Rev., (Infirmary Health System Obligated Group), 5.00%, 2/1/26	5,925,000	6,680,469
Southeast Alabama Gas Supply District Rev., VRN, 4.00%, 6/1/49 (GA: Morgan Stanley)	20,000,000	20,965,876
University of South Alabama Rev., 4.00%, 4/1/35 (AGM)	1,025,000	1,152,837
		58,301,027
Alaska — 0.1%
State of Alaska International Airports System Rev., 5.00%, 10/1/32	3,560,000	3,971,457
Valdez Rev., (Exxon Mobil Corp.), VRDN, 0.08%, 3/1/22	500,000	500,000
		4,471,457
Arizona — 3.8%
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), VRN, 0.95%, (67% of the 3-month LIBOR plus 0.81%), 1/1/37	7,500,000	7,287,074
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), VRN, 0.44%, (MUNIPSA plus 0.25%), 1/1/46	3,845,000	3,846,385
Arizona Industrial Development Authority Rev., 3.625%, 5/20/33	6,241,361	6,670,324
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 3.00%, 7/1/22(2)	55,000	55,232
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/26(2)	500,000	536,270
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/27(2)	400,000	426,133
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/37(2)	600,000	672,813
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/47(2)	855,000	948,405
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 6.75%, 7/1/30(2)	5,000,000	5,692,052
Arizona Industrial Development Authority Rev., (Phoenix Children's Hospital), VRDN, 0.06%, 3/1/22 (LOC: JPMorgan Chase Bank N.A.)	1,010,000	1,010,000
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/30(2)	625,000	664,742
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/40(2)	725,000	754,763
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/28 (BAM)	300,000	352,493
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/29 (BAM)	250,000	298,968
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/31 (BAM)	625,000	741,531
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/32 (BAM)	300,000	355,336
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/33 (BAM)	300,000	355,027
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 4.00%, 6/1/34 (BAM)	250,000	275,637
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/35 (BAM)	525,000	620,194
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/36 (BAM)	1,655,000	1,953,449
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/37 (BAM)	1,550,000	1,827,001
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 4.00%, 6/1/39 (BAM)	500,000	547,711
Arizona Industrial Development Authority Rev., (Somerset Academy of Las Vegas), 3.00%, 12/15/31(2)	525,000	509,760
Arizona Industrial Development Authority Rev., (Somerset Academy of Las Vegas), 4.00%, 12/15/41(2)	250,000	257,584
Arizona Industrial Development Authority Rev., (Somerset Academy of Las Vegas), 4.00%, 12/15/51(2)	700,000	711,691
Glendale Industrial Development Authority Rev., (People of Faith, Inc. Obligated Group), 4.00%, 5/15/31	560,000	602,798
Glendale Industrial Development Authority Rev., (People of Faith, Inc. Obligated Group), 5.00%, 5/15/41	1,000,000	1,101,905

Industrial Development Authority of the City of Phoenix Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/25(2)	5,250,000	5,454,915
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/23	100,000	104,754
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/24	500,000	539,324
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/26	200,000	226,365
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/27	300,000	346,762
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/28	215,000	251,773
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/30	700,000	810,285
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/32	700,000	803,177
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/33	300,000	343,840
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/37	1,000,000	1,140,474
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/42	1,250,000	1,414,671
Industrial Development Authority of the City of Phoenix Rev., (GreatHearts Arizona), 5.00%, 7/1/36	1,875,000	2,027,797
Industrial Development Authority of the City of Phoenix Rev., (GreatHearts Arizona), 5.00%, 7/1/41	1,200,000	1,291,984
Industrial Development Authority of the City of Phoenix Rev., (GreatHearts Arizona), 5.00%, 7/1/46	1,300,000	1,394,104
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/31(2)	10,965,000	12,083,124
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/22(2)	235,000	237,225
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.125%, 6/15/29(2)	4,905,000	4,953,192
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.75%, 6/15/37(2)	4,500,000	4,552,232
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/41(1)(2)	3,380,000	3,425,948
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/47(2)	7,075,000	7,162,165
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/51(2)	1,140,000	1,151,465
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/51(1)(2)	6,500,000	6,512,269
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/52(2)	2,240,000	2,267,597
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/57(1)(2)	3,140,000	3,075,835
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/27	900,000	1,029,347
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/28	800,000	912,774
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/29	650,000	741,034
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/30	1,625,000	1,851,100
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/31	1,500,000	1,707,337
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/28	370,000	405,793
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/38	780,000	877,869
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 4.00%, 2/15/41	430,000	461,016
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 4.00%, 2/15/46	345,000	368,243
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/48	2,000,000	2,224,399
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 4.00%, 2/15/51	580,000	617,185
Maricopa County Industrial Development Authority Rev., (Banner Health Obligated Group), VRN, 0.77%, (MUNIPSA plus 0.57%), 1/1/35	3,655,000	3,671,967
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.00%, 7/1/29(2)	1,000,000	1,085,890
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/39(2)	1,855,000	2,118,410
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.00%, 7/1/41(2)	1,270,000	1,337,717
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/49(2)	3,500,000	3,942,706
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.00%, 7/1/51(2)	1,650,000	1,712,461
Maricopa County Industrial Development Authority Rev., (Scottsdale Healthcare Hospitals Obligated Group), VRN, 1.00%, (MUNIPSA plus 0.80%), 9/1/48	7,735,000	7,771,061
Maricopa County Unified School District No. 69 Paradise Valley GO, 5.00%, 7/1/23(1)	1,825,000	1,913,907
McAllister Academic Village LLC Rev., (Arizona State University), 5.00%, 7/1/25	700,000	780,637
McAllister Academic Village LLC Rev., (Arizona State University), 5.00%, 7/1/26	600,000	687,219
McAllister Academic Village LLC Rev., (Arizona State University), 5.00%, 7/1/27	1,000,000	1,143,106
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/30	10,000,000	11,946,699
Salt Verde Financial Corp. Rev., 5.00%, 12/1/37 (GA: Citigroup Global Markets)	10,030,000	12,783,455
		162,737,887

Arkansas — 0.1%
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/23	1,000,000	1,048,896
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/24	1,360,000	1,461,592
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/25	1,155,000	1,270,422
Little Rock Metrocentere Improvement District No. 1 Rev., (Wehco Media, Inc.), VRDN, 0.09%, 3/1/22 (LOC: JPMorgan Chase Bank N.A.)	1,800,000	1,800,000
		5,580,910
California — 6.6%
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/24	1,000,000	1,087,984
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	7,065,000	7,938,510
Anaheim Public Financing Authority Rev., 5.00%, 5/1/24, Prerefunded at 100% of Par(3)	1,725,000	1,864,242
Anaheim Public Financing Authority Rev., 5.00%, 5/1/24, Prerefunded at 100% of Par(3)	1,750,000	1,891,260
Anaheim Public Financing Authority Rev., 5.00%, 5/1/24, Prerefunded at 100% of Par(3)	2,000,000	2,161,440
Anaheim Public Financing Authority Rev., 5.00%, 5/1/24, Prerefunded at 100% of Par(3)	2,000,000	2,161,440
Anaheim Public Financing Authority Rev., 5.00%, 5/1/24, Prerefunded at 100% of Par(3)	1,800,000	1,945,296
Anaheim Public Financing Authority Rev., Capital Appreciation, 0.00%, 9/1/25 (AGM)(4)	2,000,000	1,888,590
Bay Area Toll Authority Rev., VRN, 1.30%, (MUNIPSA plus 1.10%), 4/1/45	3,750,000	3,801,407
Bay Area Toll Authority Rev., VRN, 0.48%, (MUNIPSA plus 0.28%), 4/1/56	7,000,000	7,005,930
California Community Choice Financing Authority Rev., VRN, 0.65%, (MUNIPSA plus 0.45%), 2/1/52 (GA: Morgan Stanley)	8,770,000	8,772,197
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/31	550,000	655,484
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/33	450,000	533,104
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/35	200,000	220,186
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/37	275,000	301,576
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/38	275,000	301,023
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/40	150,000	163,630
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.00%, 7/1/23, Prerefunded at 100% of Par(3)	1,810,000	1,905,404
California Municipal Finance Authority Rev., (California Baptist University), 4.00%, 11/1/26(2)	1,750,000	1,858,899
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/23	600,000	633,276
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/24	1,000,000	1,082,067
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/25	1,000,000	1,106,684
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/26	1,000,000	1,129,247
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 2.125%, 11/15/27(2)	5,145,000	5,146,451
California State Public Works Board Rev., 5.00%, 4/1/25	5,000,000	5,018,283
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/25	1,500,000	1,659,565
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/26	1,500,000	1,701,228
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/27	1,000,000	1,133,282
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/26(2)	2,385,000	2,495,132
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/31(2)	1,350,000	1,520,672
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(2)	6,255,000	7,025,161
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/44	8,000,000	8,726,049
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/29 (NATL)(4)	2,530,000	2,166,237
CSCDA Community Improvement Authority Rev., (Escondido Portfolio), 4.00%, 4/1/57(2)	3,200,000	2,816,710
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 4.00%, 6/1/57(2)	1,455,000	1,271,334
Foothill-Eastern Transportation Corridor Agency Rev., VRN, 5.50%, 1/15/53	4,000,000	4,068,696
Golden State Tobacco Securitization Corp. Rev., 3.50%, 6/1/22, Prerefunded at 100% of Par(3)	975,000	982,118
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/22(3)	2,500,000	2,526,928
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/23, Prerefunded at 100% of Par(3)	1,750,000	1,837,035
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/24(3)	2,500,000	2,704,333
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/45	15,360,000	17,176,487
Inglewood Unified School District GO, 4.00%, 8/1/46 (AGM)	5,150,000	5,711,734
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	2,225,000	2,384,125
Inland Valley Development Agency Tax Allocation, 5.00%, 9/1/44	2,555,000	2,725,835

Irvine Special Tax, 4.00%, 9/1/27	1,455,000	1,545,763
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/26	1,485,000	1,612,614
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/28	1,250,000	1,356,777
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/29	1,060,000	1,150,002
Metropolitan Water District of Southern California Rev., VRN, 0.34%, (MUNIPSA plus 0.14%), 7/1/37	5,000,000	4,997,187
Morongo Band of Mission Indians Rev., 5.00%, 10/1/42(2)	3,150,000	3,594,258
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/25, Prerefunded at 100% of Par(3)	1,000,000	1,118,879
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/25, Prerefunded at 100% of Par(3)	800,000	895,103
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/26	1,025,000	1,146,123
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/27	1,295,000	1,447,569
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/28	1,000,000	1,117,459
Orange County Transportation Authority Rev., 5.00%, 10/15/24	7,140,000	7,825,011
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/22	2,500,000	2,565,128
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/23	2,500,000	2,648,000
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/25	2,095,000	2,346,895
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/26	2,000,000	2,297,844
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/28	3,500,000	4,004,626
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/30	3,325,000	3,785,070
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/31	2,125,000	2,415,079
Poway Unified School District GO, Capital Appreciation, 0.00%, 8/1/41(4)	5,110,000	2,982,860
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/22	325,000	331,936
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/23	1,155,000	1,222,610
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/24	620,000	677,117
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/25	1,035,000	1,163,409
Riverside County Transportation Commission Rev., 4.00%, 6/1/46	4,285,000	4,745,014
San Diego County Regional Transportation Commission Rev., 5.00%, 10/1/22	17,980,000	18,420,431
San Joaquin Hills Transportation Corridor Agency Rev., 5.00%, 1/15/25, Prerefunded at 100% of Par(3)	6,000,000	6,631,216
State of California GO, 5.00%, 12/1/23	2,725,000	2,905,843
State of California GO, 4.00%, 12/1/24	3,500,000	3,757,418
State of California GO, 5.00%, 12/1/25	6,750,000	7,641,169
State of California GO, 5.00%, 12/1/26	3,955,000	4,223,173
State of California GO, 5.00%, 2/1/27	10,000,000	10,377,356
State of California GO, 5.00%, 11/1/27	5,000,000	5,323,358
State of California GO, 5.00%, 2/1/28	10,000,000	10,376,420
State of California GO, 4.00%, 9/1/32	5,000,000	5,526,055
State of California GO, 5.00%, 9/1/41	6,250,000	7,912,607
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/25	1,000,000	1,122,625
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/27	1,200,000	1,415,301
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/31	1,000,000	1,230,978
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/35	1,330,000	1,630,114
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/38	1,000,000	1,219,168
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/40	1,000,000	1,215,153
		281,126,989
Colorado — 2.6%
Adams County COP, 5.00%, 12/1/25	2,720,000	3,076,978
Adams County COP, 4.00%, 12/1/26	2,250,000	2,456,533
Adams County COP, 4.00%, 12/1/27	1,310,000	1,426,245
Arapahoe County School District No. 6 Littleton GO, 5.50%, 12/1/43	3,000,000	3,697,555
City & County of Denver Airport System Rev., 5.00%, 11/15/43	7,500,000	7,903,166
Colorado Educational & Cultural Facilities Authority Rev., (Alexander Dawson School at Rainbow Mountain LLC), 4.00%, 5/15/22	2,100,000	2,113,654

Colorado Educational & Cultural Facilities Authority Rev., (Alexander Dawson School at Rainbow Mountain LLC), 4.00%, 5/15/23	2,085,000	2,153,341
Colorado Educational & Cultural Facilities Authority Rev., (Daughters of Israel, Inc.), VRDN, 0.06%, 3/1/22 (LOC: TD Bank N.A.) (GA: Jewish Community Foundation MetroWest)	2,350,000	2,350,000
Colorado Educational & Cultural Facilities Authority Rev., (Michael Ann Russell Jewish Community Center, Inc.), VRDN, 0.06%, 3/1/22 (LOC: TD Bank N.A.)	3,465,000	3,465,000
Colorado Health Facilities Authority Rev., (Adventist Health System / Sunbelt Obligated Group), VRN, 5.00%, 11/15/36	2,000,000	2,125,954
Colorado Health Facilities Authority Rev., (Adventist Health System / Sunbelt Obligated Group), VRN, 5.00%, 11/15/49	5,000,000	5,756,443
Colorado Health Facilities Authority Rev., (Children's Hospital Colorado Obligated Group), VRDN, 0.06%, 3/1/22 (LOC: TD Bank N.A.)	1,100,000	1,100,000
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	2,000,000	2,182,435
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	2,000,000	2,232,439
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 4.00%, 12/1/40	2,000,000	2,226,320
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 4.00%, 12/1/50	3,000,000	3,300,060
Colorado Health Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/35	1,250,000	1,362,844
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/22	400,000	402,614
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/23	800,000	830,206
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/24	515,000	549,383
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/25	350,000	382,408
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/26	390,000	434,758
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/27	400,000	453,500
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/28	250,000	284,645
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/29	2,160,000	2,446,895
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/32	600,000	673,776
Colorado Health Facilities Authority Rev., (Sanford Obligated Group), 4.00%, 11/1/39	2,000,000	2,219,913
Colorado Health Facilities Authority Rev., (Sanford Obligated Group), 5.00%, 11/1/39	4,875,000	5,817,866
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/28	690,000	805,403
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/30	710,000	820,688
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/32	495,000	569,516
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/40	1,000,000	1,096,323
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/45	1,000,000	1,093,059
Crystal Valley Metropolitan District No. 2 GO, 4.00%, 12/1/44 (AGM)	5,000,000	5,671,731
E-470 Public Highway Authority Rev., 5.00%, 9/1/27	900,000	1,060,051
E-470 Public Highway Authority Rev., 5.00%, 9/1/28	800,000	960,465
Interlocken Metropolitan District GO, 5.00%, 12/1/26 (AGM)	500,000	575,375
Interlocken Metropolitan District GO, 5.00%, 12/1/27 (AGM)	1,000,000	1,173,511
Interlocken Metropolitan District GO, 5.00%, 12/1/28 (AGM)	750,000	897,535
Jefferson County School District R-1 COP, 5.00%, 12/15/22	1,000,000	1,032,424
Jefferson County School District R-1 COP, 5.00%, 12/15/23	200,000	213,523
Leyden Rock Metropolitan District GO, 4.00%, 12/1/46 (AGM)	1,500,000	1,714,294
Morgan Hill Metropolitan District No. 3 GO, 4.00%, 12/1/51	2,040,000	2,011,927
Park Creek Metropolitan District Rev., 5.00%, 12/1/31	1,235,000	1,468,782
Park Creek Metropolitan District Rev., 5.00%, 12/1/34	1,465,000	1,732,477
Park Creek Metropolitan District Rev., 5.00%, 12/1/35	1,540,000	1,819,754
Park Creek Metropolitan District Rev., 5.00%, 12/1/37	1,000,000	1,100,430
Park Creek Metropolitan District Rev., 5.00%, 12/1/37	1,700,000	2,006,540
Park Creek Metropolitan District Rev., 5.00%, 12/1/38	1,785,000	2,103,656
Park Creek Metropolitan District Rev., 5.00%, 12/1/45	3,875,000	4,232,011
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 1/15/30	250,000	300,469
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 7/15/30	350,000	423,921
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 1/15/31	500,000	610,550
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 7/15/31	400,000	487,778
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 1/15/32	600,000	730,280
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 7/15/32	500,000	607,705
South Sloan's Lake Metropolitan District No. 2 GO, 4.00%, 12/1/39 (AGM)	700,000	785,615

South Sloan's Lake Metropolitan District No. 2 GO, 4.00%, 12/1/44 (AGM)	750,000	834,598
Town of Firestone Water Enterprise Rev., 4.00%, 12/1/34 (BAM)	500,000	576,200
Town of Firestone Water Enterprise Rev., 4.00%, 12/1/36 (BAM)	400,000	459,966
Town of Firestone Water Enterprise Rev., 4.00%, 12/1/38 (BAM)	620,000	711,342
Town of Firestone Water Enterprise Rev., 4.00%, 12/1/40 (BAM)	325,000	371,534
Town of Firestone Water Enterprise Rev., 4.00%, 12/1/45 (BAM)	1,850,000	2,094,145
Vauxmont Metropolitan District GO, 5.00%, 12/1/22 (AGM)	165,000	169,755
Vauxmont Metropolitan District GO, 5.00%, 12/1/23 (AGM)	190,000	201,756
Vauxmont Metropolitan District GO, 5.00%, 12/15/23 (AGM)	120,000	127,532
Vauxmont Metropolitan District GO, 5.00%, 12/1/24 (AGM)	200,000	218,501
Vauxmont Metropolitan District GO, 5.00%, 12/15/24 (AGM)	135,000	147,592
Vauxmont Metropolitan District GO, 5.00%, 12/1/25 (AGM)	180,000	202,010
Vauxmont Metropolitan District GO, 5.00%, 12/15/25 (AGM)	125,000	140,162
Vauxmont Metropolitan District GO, 5.00%, 12/1/26 (AGM)	195,000	224,396
Vauxmont Metropolitan District GO, 5.00%, 12/15/26 (AGM)	135,000	151,539
Vauxmont Metropolitan District GO, 5.00%, 12/1/27 (AGM)	200,000	235,300
Vauxmont Metropolitan District GO, 5.00%, 12/15/27 (AGM)	130,000	145,825
Vauxmont Metropolitan District GO, 5.00%, 12/1/28 (AGM)	210,000	252,046
Vauxmont Metropolitan District GO, 5.00%, 12/15/28 (AGM)	125,000	140,129
Vauxmont Metropolitan District GO, 5.00%, 12/1/29 (AGM)	215,000	262,883
Vauxmont Metropolitan District GO, 5.00%, 12/15/29 (AGM)	125,000	140,080
Vauxmont Metropolitan District GO, 5.00%, 12/1/30 (AGM)	215,000	262,438
Vauxmont Metropolitan District GO, 5.00%, 12/15/30 (AGM)	125,000	140,060
Vauxmont Metropolitan District GO, 5.00%, 12/1/31 (AGM)	230,000	280,805
Vauxmont Metropolitan District GO, 5.00%, 12/15/31 (AGM)	135,000	151,121
Vauxmont Metropolitan District GO, 5.00%, 12/1/32 (AGM)	500,000	610,905
Vauxmont Metropolitan District GO, 5.00%, 12/15/32 (AGM)	160,000	179,022
Vauxmont Metropolitan District GO, 5.00%, 12/1/33 (AGM)	505,000	616,475
Vauxmont Metropolitan District GO, 5.00%, 12/1/34 (AGM)	285,000	347,564
Vauxmont Metropolitan District GO, 5.00%, 12/1/35 (AGM)	100,000	121,845
		112,048,250
Connecticut — 2.3%
Bridgeport GO, 5.00%, 7/15/26 (BAM)	500,000	572,807
Bridgeport GO, 5.00%, 8/15/26	3,000,000	3,437,302
Bridgeport GO, 5.00%, 8/15/27	4,490,000	5,252,464
Bridgeport GO, 5.00%, 7/15/28 (BAM)	600,000	717,260
Bridgeport GO, 5.00%, 8/15/30 (BAM)	1,500,000	1,783,632
Bridgeport GO, 5.00%, 2/1/31 (BAM)	500,000	599,981
Bridgeport GO, 5.00%, 7/15/31 (BAM)	1,280,000	1,518,998
Bridgeport GO, 5.00%, 2/1/33 (BAM)	1,000,000	1,196,460
Bridgeport GO, 5.00%, 7/15/35 (BAM)	1,000,000	1,185,566
Bridgeport GO, 5.00%, 7/15/36 (BAM)	645,000	764,094
Bridgeport GO, 5.00%, 7/15/37 (BAM)	1,730,000	2,045,999
Bridgeport GO, 5.00%, 2/1/38 (BAM)	1,000,000	1,188,992
Bridgeport GO, 5.00%, 2/1/39 (BAM)	1,470,000	1,745,155
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/30	1,000,000	1,157,310
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/32	1,030,000	1,185,129
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/33	1,000,000	1,148,482
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/35	1,000,000	1,145,611
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/28(2)	990,000	1,143,988
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/30(2)	285,000	336,243
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/31(2)	1,065,000	1,252,853

Connecticut State Health & Educational Facilities Authority Rev., (Masonicare Corp. Obligated Group), 5.00%, 7/1/22	2,665,000	2,694,943
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 2.75%, 1/1/26(2)	650,000	651,108
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 5.00%, 1/1/30(2)	500,000	550,782
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 5.00%, 1/1/45(2)	1,500,000	1,616,886
Connecticut State Health & Educational Facilities Authority Rev., (Quinnipiac University), 5.00%, 7/1/28	5,270,000	5,966,710
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/30	600,000	692,264
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/31	500,000	575,621
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/32	1,100,000	1,264,823
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/34	350,000	401,913
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/35	400,000	459,008
Connecticut State Health & Educational Facilities Authority Rev., (Yale University), VRN, 0.25%, 7/1/37	7,000,000	6,851,167
Connecticut State Health & Educational Facilities Authority Rev., (Yale University), VRN, 0.25%, 7/1/49	1,400,000	1,370,233
Harbor Point Infrastructure Improvement District Tax Allocation, 5.00%, 4/1/22(2)	1,620,000	1,624,859
Harbor Point Infrastructure Improvement District Tax Allocation, 5.00%, 4/1/39(2)	5,000,000	5,580,174
New Haven GO, 5.00%, 8/1/23 (AGM)	8,565,000	9,034,117
State of Connecticut GO, 4.00%, 6/1/31	1,200,000	1,397,276
State of Connecticut GO, 4.00%, 6/1/32	1,900,000	2,204,925
State of Connecticut GO, 4.00%, 6/1/33	1,000,000	1,157,671
State of Connecticut GO, 4.00%, 6/1/34	2,250,000	2,594,811
State of Connecticut GO, 4.00%, 6/1/35	1,000,000	1,147,919
State of Connecticut GO, 4.00%, 6/1/37	950,000	1,080,805
State of Connecticut GO, 4.00%, 1/15/38	12,560,000	14,503,068
State of Connecticut GO, 4.00%, 6/1/38	750,000	849,867
State of Connecticut GO, 4.00%, 6/1/39	500,000	565,549
State of Connecticut Special Tax Rev., 5.00%, 8/1/28	2,000,000	2,234,210
		96,449,035
District of Columbia — 1.1%
District of Columbia GO, 5.00%, 10/15/35	15,000,000	18,220,012
District of Columbia GO, 4.00%, 2/1/37	2,400,000	2,782,129
District of Columbia GO, 4.00%, 2/1/37	6,000,000	6,955,322
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/23(3)	1,000,000	1,042,443
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/24(3)	1,000,000	1,075,474
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/25	1,750,000	1,927,726
District of Columbia Water & Sewer Authority Rev., VRN, 1.75%, 10/1/54	3,785,000	3,818,265
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 5.00%, 10/1/33	1,250,000	1,492,414
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 5.00%, 10/1/34	1,250,000	1,491,005
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/35	1,250,000	1,382,739
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/36	1,250,000	1,381,389
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/37	1,500,000	1,653,663
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/38	1,000,000	1,100,546
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/39	250,000	274,674
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/15/29	2,500,000	3,086,248
		47,684,049
Florida — 4.9%
Broward County Airport System Rev., 5.00%, 10/1/24	2,750,000	2,815,735
Broward County Airport System Rev., 5.00%, 10/1/25	1,000,000	1,023,608
Broward County Water & Sewer Utility Rev., 4.00%, 10/1/45	1,500,000	1,724,561
Broward County Water & Sewer Utility Rev., 4.00%, 10/1/47	1,400,000	1,602,532
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/25	500,000	551,756
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/26	500,000	562,302
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/28	255,000	295,805
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/29	1,000,000	1,173,153
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/30	500,000	592,592
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/31	500,000	589,642
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/32	500,000	587,126

Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/33	500,000	585,873
Central Florida Expressway Authority Rev., 5.00%, 7/1/28 (AGM)	5,000,000	6,032,381
Central Florida Expressway Authority Rev., 5.00%, 7/1/35 (AGM)	2,150,000	2,704,215
Citizens Property Insurance, Inc. Rev., 5.00%, 6/1/22	8,000,000	8,087,586
Escambia County Health Facilities Authority Rev., (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/45	5,000,000	5,360,998
Florida Development Finance Corp. Rev., 5.00%, 6/15/35	750,000	842,188
Florida Development Finance Corp. Rev., 5.00%, 6/15/40	1,650,000	1,840,720
Florida Development Finance Corp. Rev., 4.00%, 7/1/51(2)	1,850,000	1,904,328
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 5.00%, 6/1/31	300,000	336,810
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 5.00%, 6/1/35	225,000	250,565
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 5.00%, 6/1/51	1,660,000	1,814,981
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc.), 4.00%, 9/15/30(2)	470,000	493,071
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc.), 5.00%, 9/15/40(2)	1,050,000	1,136,318
Florida Governmental Utility Authority Rev., 4.00%, 10/1/34 (AGM)	1,250,000	1,425,773
Florida Governmental Utility Authority Rev., 4.00%, 10/1/35 (AGM)	1,270,000	1,447,254
Florida Governmental Utility Authority Rev., 4.00%, 10/1/36 (AGM)	1,600,000	1,820,317
Florida Governmental Utility Authority Rev., 4.00%, 10/1/38 (AGM)	1,000,000	1,130,731
Florida Governmental Utility Authority Rev., 4.00%, 10/1/40 (AGM)	1,000,000	1,125,634
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/29	1,000,000	1,129,785
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/30	750,000	847,009
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/31	1,250,000	1,412,110
Fort Myers Rev., 4.00%, 12/1/29	170,000	185,345
Fort Myers Rev., 4.00%, 12/1/30	150,000	163,368
Fort Myers Rev., 4.00%, 12/1/31	650,000	707,183
Gainesville Utilities System Rev., 5.00%, 10/1/24	2,000,000	2,188,230
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.00%, 6/1/30	1,750,000	1,969,257
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 3.375%, 6/1/31	1,500,000	1,575,296
Hillsborough County Aviation Authority Rev., 5.00%, 10/1/24(1)	1,000,000	1,093,419
Hillsborough County Aviation Authority Rev., 5.00%, 10/1/25(1)	1,125,000	1,263,059
Hillsborough County Aviation Authority Rev., 5.00%, 10/1/26(1)	1,375,000	1,584,899
Hillsborough County Aviation Authority Rev., 5.00%, 10/1/27(1)	1,900,000	2,243,089
Lee County Transportation Facilities Rev., 5.00%, 10/1/26 (AGM)	2,250,000	2,454,550
Lee County Transportation Facilities Rev., 5.00%, 10/1/27 (AGM)	2,550,000	2,777,071
Manatee County School District COP, 5.00%, 7/1/24 (BAM)	875,000	944,125
Manatee County School District COP, 5.00%, 7/1/25 (BAM)	1,400,000	1,552,585
Manatee County School District COP, 5.00%, 7/1/26 (BAM)	750,000	853,617
Manatee County School District COP, 5.00%, 7/1/27 (BAM)	1,215,000	1,396,574
Miami-Dade County Aviation Rev., 5.00%, 10/1/37	2,500,000	2,696,183
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/37	5,000,000	6,013,613
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/38	5,000,000	6,004,613
Mid-Bay Bridge Authority Rev., 5.00%, 10/1/25	1,065,000	1,184,947
Monroe County School District Rev., 5.00%, 10/1/22 (AGM)	400,000	409,656
Monroe County School District Rev., 5.00%, 10/1/23 (AGM)	500,000	528,898
Monroe County School District Rev., 5.00%, 10/1/24 (AGM)	500,000	544,524
Myrtle Creek Improvement District Special Assessment, 4.00%, 5/1/27 (BAM)	990,000	1,047,900
Osceola County Transportation Rev., 5.00%, 10/1/32	400,000	474,034
Osceola County Transportation Rev., 5.00%, 10/1/33	695,000	823,978
Osceola County Transportation Rev., 5.00%, 10/1/34	250,000	296,010
Osceola County Transportation Rev., 5.00%, 10/1/37	740,000	871,068
Osceola County Transportation Rev., 5.00%, 10/1/38	700,000	822,004
Osceola County Transportation Rev., 5.00%, 10/1/39	1,000,000	1,171,645
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/35(4)	1,200,000	784,058
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/36(4)	3,000,000	1,885,693
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/38(4)	1,500,000	872,682
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/39(4)	1,800,000	1,006,582

Palm Beach County Health Facilities Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/41	1,250,000	1,385,137
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/31	500,000	603,818
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/32	500,000	602,912
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/33	1,000,000	1,204,771
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/34	600,000	722,206
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/35	1,000,000	1,202,581
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/36	1,000,000	1,201,484
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/37	1,000,000	1,200,813
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/33	1,000,000	1,107,829
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/34	2,170,000	2,392,922
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/35	4,665,000	5,125,290
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/36	1,535,000	1,677,158
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/37	1,000,000	1,091,103
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/38	2,000,000	2,119,938
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/29	1,090,000	1,196,090
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/39	14,165,000	15,779,520
Pompano Beach Rev., (John Knox Village of Florida, Inc. Obligated Group), 1.45%, 1/1/27	1,350,000	1,281,119
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/37	1,350,000	1,430,026
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/42	1,000,000	1,056,506
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/47	2,000,000	2,108,959
School District of Broward County COP, 5.00%, 7/1/26	2,170,000	2,199,985
South Florida Water Management District COP, 5.00%, 10/1/28	3,000,000	3,403,323
South Florida Water Management District COP, 5.00%, 10/1/30	3,305,000	3,732,557
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/36	800,000	891,311
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/41	1,000,000	1,113,037
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/34	1,110,000	1,298,767
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/35	2,355,000	2,753,209
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/36	3,995,000	4,667,311
Venice Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/37	1,000,000	1,090,929
Village Community Development District No. 12 Special Assessment, 3.25%, 5/1/23(2)	415,000	419,094
Village Community Development District No. 12 Special Assessment, 3.80%, 5/1/28(2)	2,110,000	2,231,667
Village Community Development District No. 12 Special Assessment, 4.00%, 5/1/33(2)	1,880,000	2,004,449
Village Community Development District No. 13 Special Assessment, 2.625%, 5/1/24	370,000	373,119
Village Community Development District No. 13 Special Assessment, 1.875%, 5/1/25(2)	1,000,000	1,000,103
Village Community Development District No. 13 Special Assessment, 1.80%, 5/1/26	600,000	588,641
Village Community Development District No. 13 Special Assessment, 3.00%, 5/1/29	980,000	1,008,897
Village Community Development District No. 13 Special Assessment, 2.625%, 5/1/30(2)	1,760,000	1,768,784
Village Community Development District No. 13 Special Assessment, 2.55%, 5/1/31	1,000,000	968,117
Village Community Development District No. 13 Special Assessment, 3.375%, 5/1/34	3,175,000	3,288,998
Village Community Development District No. 13 Special Assessment, 3.00%, 5/1/35(2)	2,320,000	2,338,182
Village Community Development District No. 13 Special Assessment, 2.85%, 5/1/36	1,000,000	968,138
Village Community Development District No. 13 Special Assessment, 3.25%, 5/1/40(2)	2,495,000	2,512,991
Village Community Development District No. 13 Special Assessment, 3.00%, 5/1/41	1,500,000	1,436,422
Village Community Development District No. 13 Special Assessment, 3.25%, 5/1/52	4,500,000	4,307,499
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/28	1,000,000	1,167,231
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/29	1,200,000	1,401,722
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/34	1,045,000	1,213,679
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/35	1,095,000	1,270,880
Wildwood Utility Dependent District Rev., 5.00%, 10/1/34 (BAM)	750,000	933,282
Wildwood Utility Dependent District Rev., 5.00%, 10/1/36 (BAM)	700,000	869,098
Wildwood Utility Dependent District Rev., 5.00%, 10/1/37 (BAM)	400,000	496,366

Wildwood Utility Dependent District Rev., 5.00%, 10/1/38 (BAM)	500,000	619,184
Wildwood Utility Dependent District Rev., 5.00%, 10/1/39 (BAM)	500,000	615,519
Wildwood Utility Dependent District Rev., 5.00%, 10/1/46 (BAM)	3,500,000	4,230,992
		207,310,879
Georgia — 3.0%
Atlanta Tax Allocation, 5.00%, 12/1/23	2,000,000	2,129,132
Atlanta Tax Allocation, 5.00%, 12/1/24	900,000	984,527
Atlanta Department of Aviation Rev., (Atlanta Airport Passenger Facility Charge), 5.00%, 7/1/36	10,000,000	12,030,815
Atlanta Water & Wastewater Rev., 4.00%, 11/1/33	1,500,000	1,727,284
Atlanta Water & Wastewater Rev., 4.00%, 11/1/34	1,785,000	2,053,420
Atlanta Water & Wastewater Rev., 4.00%, 11/1/35	1,750,000	2,011,324
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 2.375%, 1/1/31	1,000,000	932,891
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 3.625%, 1/1/31(2)	2,460,000	2,325,900
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 4.00%, 1/1/36	1,100,000	1,131,389
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 5.00%, 1/1/36(2)	3,355,000	3,506,015
Georgia Municipal Association, Inc. COP, 5.00%, 12/1/29	1,100,000	1,304,878
Georgia Municipal Association, Inc. COP, 5.00%, 12/1/34	1,000,000	1,173,669
Main Street Natural Gas, Inc. Rev., 5.00%, 5/15/35 (GA: Macquarie Group Ltd.)	2,000,000	2,538,255
Main Street Natural Gas, Inc. Rev., 5.00%, 5/15/36 (GA: Macquarie Group Ltd.)	2,500,000	3,207,060
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 4/1/48 (LIQ FAC: Royal Bank of Canada)	12,500,000	12,975,511
Main Street Natural Gas, Inc. Rev., VRN, 0.77%, (MUNIPSA plus 0.57%), 8/1/48 (LIQ FAC: Royal Bank of Canada)	10,000,000	10,028,011
Main Street Natural Gas, Inc. Rev., VRN, 0.90%, (67% of the 1-month LIBOR plus 0.83%), 8/1/48 (LIQ FAC: Royal Bank of Canada)	10,000,000	10,027,475
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 8/1/49 (GA: TD Bank N.A.)	6,000,000	6,409,112
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 3/1/50 (GA: Citigroup Global Markets)	20,000,000	21,727,378
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 5/1/52 (GA: Citigroup Global Markets)	17,060,000	19,041,480
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 5.00%, 4/1/24, Prerefunded at 100% of Par(3)	1,500,000	1,618,043
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 4.00%, 4/1/40	1,365,000	1,523,113
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 4.00%, 4/1/41	1,000,000	1,114,098
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 4.00%, 4/1/44	3,500,000	3,874,400
		125,395,180
Guam — 0.1%
Guam Government Power Authority Rev., 5.00%, 10/1/26 (AGM)	2,000,000	2,041,432
Guam Government Power Authority Rev., 5.00%, 10/1/27 (AGM)	1,000,000	1,020,885
		3,062,317
Hawaii — 0.7%
State of Hawaii GO, 5.00%, 8/1/23	2,305,000	2,433,928
State of Hawaii GO, 5.00%, 1/1/35	8,000,000	9,674,874
State of Hawaii GO, 5.00%, 1/1/36	7,000,000	8,484,065
State of Hawaii State Highway Fund Rev., 5.00%, 1/1/35	4,000,000	5,027,262
State of Hawaii State Highway Fund Rev., 5.00%, 1/1/36	2,500,000	3,139,013
		28,759,142
Idaho — 0.1%
Idaho Health Facilities Authority Rev., (State Luke's Health System Ltd. Obligated Group), 4.00%, 3/1/46	3,635,000	4,063,140
Illinois — 10.6%
Adams County School District No. 172 GO, 5.00%, 2/1/24 (AGM)	1,175,000	1,253,451
Adams County School District No. 172 GO, 5.00%, 2/1/24 (BAM)	1,030,000	1,098,770
Adams County School District No. 172 GO, 5.00%, 2/1/25 (BAM)	1,000,000	1,097,501
Adams County School District No. 172 GO, 5.00%, 2/1/26 (BAM)	1,000,000	1,127,100
Adams County School District No. 172 GO, 5.00%, 2/1/28 (AGM)	1,670,000	1,880,904
Adams County School District No. 172 GO, 4.00%, 2/1/30 (AGM)	1,000,000	1,083,401
Chicago GO, 5.00%, 1/1/30	6,600,000	7,664,738
Chicago GO, 4.00%, 1/1/32	4,650,000	5,028,592
Chicago GO, 6.00%, 1/1/38	5,000,000	5,799,506

Chicago Board of Education GO, 5.00%, 12/1/22	1,000,000	1,029,101
Chicago Board of Education GO, 5.00%, 12/1/27 (AGM)	15,000,000	17,611,617
Chicago Board of Education GO, 5.00%, 12/1/33 (AGM)	1,250,000	1,481,260
Chicago O'Hare International Airport Rev., 5.00%, 1/1/23	1,500,000	1,549,488
Chicago O'Hare International Airport Rev., 5.00%, 1/1/24	4,000,000	4,266,384
Chicago O'Hare International Airport Rev., 5.00%, 1/1/29	9,200,000	10,033,931
Chicago O'Hare International Airport Rev., 5.00%, 1/1/36	2,250,000	2,671,145
Chicago O'Hare International Airport Rev., 5.00%, 1/1/37	3,000,000	3,547,177
Chicago O'Hare International Airport Rev., 5.00%, 1/1/38	3,250,000	3,836,856
Chicago Transit Authority Rev., 5.00%, 6/1/22	3,000,000	3,031,632
Chicago Transit Authority Rev., 5.00%, 6/1/23	4,150,000	4,348,430
Chicago Transit Authority Rev., 5.00%, 6/1/24	1,000,000	1,079,416
Chicago Transit Authority Rev., 5.00%, 6/1/25	2,000,000	2,221,769
Chicago Wastewater Transmission Rev., 5.00%, 1/1/29	3,245,000	3,744,930
Chicago Wastewater Transmission Rev., 5.00%, 1/1/29	1,100,000	1,165,016
Chicago Wastewater Transmission Rev., 5.00%, 1/1/30	3,420,000	3,934,879
Chicago Wastewater Transmission Rev., 5.00%, 1/1/31	3,555,000	4,083,088
Chicago Wastewater Transmission Rev., 5.00%, 1/1/31	1,000,000	1,058,732
Chicago Wastewater Transmission Rev., 5.00%, 1/1/32	1,000,000	1,058,546
Chicago Wastewater Transmission Rev., 5.00%, 1/1/34	755,000	824,314
Chicago Wastewater Transmission Rev., 5.00%, 1/1/35	755,000	823,875
Chicago Wastewater Transmission Rev., 5.00%, 1/1/39	2,300,000	2,429,521
Chicago Wastewater Transmission Rev., 5.00%, 1/1/39	1,510,000	1,642,062
Chicago Waterworks Rev., 5.00%, 11/1/23	3,750,000	3,986,091
Chicago Waterworks Rev., 5.00%, 11/1/24	10,000,000	10,924,556
Chicago Waterworks Rev., 5.00%, 11/1/25	5,000,000	5,612,572
Chicago Waterworks Rev., 5.00%, 11/1/26	2,000,000	2,300,754
Chicago Waterworks Rev., 5.00%, 11/1/27	2,250,000	2,604,795
Chicago Waterworks Rev., 5.00%, 11/1/32 (AGM)	1,570,000	1,839,289
Chicago Waterworks Rev., 5.00%, 11/1/39	2,550,000	2,757,194
Cook County GO, 5.00%, 11/15/22	7,500,000	7,716,624
Cook County GO, 5.00%, 11/15/25	3,600,000	4,046,585
Cook County GO, 5.00%, 11/15/27	2,800,000	3,219,996
Cook County GO, 5.00%, 11/15/27	4,000,000	4,708,739
Cook County GO, 5.00%, 11/15/28	1,000,000	1,145,608
Cook County GO, 5.00%, 11/15/29	3,270,000	3,739,780
Cook County GO, 5.00%, 11/15/31	2,350,000	2,676,223
Cook County GO, 5.00%, 11/15/34	2,000,000	2,272,810
Cook County GO, 5.00%, 11/15/35	1,800,000	2,043,794
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/23 (BAM)	1,000,000	1,060,266
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/25 (BAM)	1,800,000	1,983,914
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/27 (BAM)	1,190,000	1,308,529
Cook County High School District No. 205 Thornton Township GO, 5.00%, 12/1/22 (BAM)	2,000,000	2,060,385
Cook County High School District No. 205 Thornton Township GO, 5.00%, 12/1/23 (BAM)	3,000,000	3,188,315
Cook County High School District No. 205 Thornton Township GO, 5.00%, 12/1/24 (BAM)	4,000,000	4,375,674
Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/24 (BAM)	2,475,000	2,707,448
Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/25 (BAM)	1,115,000	1,253,506
Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/26 (BAM)	1,150,000	1,326,203
Decatur GO, 5.00%, 3/1/24 (AGM)	1,000,000	1,068,163
Decatur GO, 5.00%, 3/1/25 (AGM)	1,045,000	1,147,877
Decatur GO, 5.00%, 3/1/26 (AGM)	1,000,000	1,127,435
Decatur GO, 5.00%, 3/1/27 (AGM)	1,080,000	1,226,591
Decatur GO, 5.00%, 3/1/28 (AGM)	1,205,000	1,366,050
Decatur GO, 5.00%, 3/1/29 (AGM)	1,265,000	1,431,967
Decatur GO, 5.00%, 3/1/30 (AGM)	1,330,000	1,502,238

Decatur GO, 5.00%, 3/1/31 (AGM)	1,395,000	1,574,502
Decatur GO, 5.00%, 3/1/33 (AGM)	1,545,000	1,738,062
Governors State University COP, 5.00%, 7/1/22 (BAM)	320,000	324,271
Governors State University COP, 5.00%, 7/1/23 (BAM)	400,000	417,710
Governors State University COP, 5.00%, 7/1/24 (BAM)	400,000	431,313
Governors State University COP, 5.00%, 7/1/25 (BAM)	400,000	443,321
Governors State University COP, 5.00%, 7/1/26 (BAM)	350,000	397,884
Governors State University COP, 5.00%, 7/1/27 (BAM)	395,000	459,541
Governors State University COP, 5.00%, 7/1/28 (BAM)	750,000	867,997
Illinois Finance Authority Rev., (Advocate Health Care Network Obligated Group), 5.00%, 5/1/22	330,000	332,432
Illinois Finance Authority Rev., (Ascension Health Credit Group), 4.00%, 2/15/36	7,600,000	8,300,465
Illinois Finance Authority Rev., (Ascension Health Credit Group), 5.00%, 2/15/41	1,500,000	1,726,138
Illinois Finance Authority Rev., (CHF-Chicago LLC), 5.00%, 2/15/37	1,000,000	1,112,127
Illinois Finance Authority Rev., (CHF-Chicago LLC), 5.00%, 2/15/47	2,000,000	2,200,855
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/26	1,085,000	1,223,178
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/27	500,000	573,510
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/29	315,000	358,438
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/30	500,000	567,063
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/31	570,000	644,595
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/32	500,000	564,904
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/37	1,500,000	1,688,633
Illinois Finance Authority Rev., (DePaul University), 4.00%, 10/1/31	750,000	822,488
Illinois Finance Authority Rev., (Memorial Health Obligated Group), 5.00%, 4/1/32	2,370,000	2,853,391
Illinois Finance Authority Rev., (Memorial Health Obligated Group), 5.00%, 4/1/33	2,055,000	2,471,985
Illinois Finance Authority Rev., (Memorial Health Obligated Group), 5.00%, 4/1/34	4,370,000	5,252,512
Illinois Finance Authority Rev., (Mercy Health Corp. Obligated Group), 5.00%, 12/1/24	2,000,000	2,184,439
Illinois Finance Authority Rev., (Mercy Health Corp. Obligated Group), 5.00%, 12/1/26	2,715,000	3,093,260
Illinois Finance Authority Rev., (Mercy Health Corp. Obligated Group), 4.00%, 12/1/30	5,000,000	5,446,931
Illinois Finance Authority Rev., (Presbyterian Homes Obligated Group), VRN, 0.90%, (MUNIPSA plus 0.70%), 5/1/42	2,000,000	2,004,985
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/24	245,000	263,715
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/25	700,000	772,857
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/29	325,000	371,294
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/31	690,000	784,417
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/42	750,000	840,350
Illinois Finance Authority Rev., (Rush University Medical Center Obligated Group), 5.00%, 11/15/29	5,000,000	5,496,358
Illinois Finance Authority Rev., (Rush University Medical Center Obligated Group), 5.00%, 11/15/29	5,475,000	6,018,512
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 7/1/33	10,000,000	12,177,283
Illinois Finance Authority Rev., (Swedish Covenant Hospital Obligated Group), 5.00%, 8/15/22(3)	825,000	840,580
Illinois Finance Authority Rev., (Swedish Covenant Hospital Obligated Group), 5.00%, 8/15/23(3)	1,000,000	1,054,779
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/28	1,250,000	1,485,352
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/29	1,550,000	1,833,940
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/30	1,000,000	1,179,366
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/30	3,000,000	3,710,461
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/31	1,000,000	1,176,025
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/31	2,500,000	3,080,720
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/33	1,200,000	1,405,993
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/34	2,500,000	2,927,175
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/36	15,200,000	16,613,133
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/39	2,500,000	2,661,792
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/46	3,000,000	3,681,965
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/28 (AGM)	770,000	871,853
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/30 (AGM)	450,000	511,377
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/33 (AGM)	250,000	280,407
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/34 (AGM)	200,000	224,123
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/38 (AGM)	580,000	645,747

Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/39 (AGM)	550,000	611,413
Northern Illinois University Rev., 5.00%, 10/1/25 (BAM)	325,000	361,604
Northern Illinois University Rev., 5.00%, 10/1/26 (BAM)	250,000	284,398
Northern Illinois University Rev., 5.00%, 10/1/27 (BAM)	325,000	377,097
Northern Illinois University Rev., 5.00%, 4/1/29 (BAM)	1,025,000	1,220,765
Northern Illinois University Rev., 5.00%, 10/1/29 (BAM)	325,000	390,350
Northern Illinois University Rev., 5.00%, 10/1/30 (BAM)	325,000	396,314
Northern Illinois University Rev., 5.00%, 4/1/31 (BAM)	1,075,000	1,296,108
Northern Illinois University Rev., 4.00%, 10/1/32 (BAM)	1,000,000	1,132,987
Northern Illinois University Rev., 5.00%, 4/1/33 (BAM)	1,400,000	1,682,874
Northern Illinois University Rev., 4.00%, 10/1/34 (BAM)	1,000,000	1,128,787
Northern Illinois University Rev., 4.00%, 4/1/35 (BAM)	1,000,000	1,115,345
Northern Illinois University Rev., 4.00%, 10/1/35 (BAM)	1,000,000	1,127,580
Northern Illinois University Rev., 4.00%, 4/1/37 (BAM)	1,425,000	1,582,979
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/22	5,000,000	5,050,071
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/27	3,000,000	3,355,959
Springfield Electric Rev., 5.00%, 3/1/22	1,750,000	1,750,000
Springfield Electric Rev., 5.00%, 3/1/23	1,245,000	1,292,581
Springfield Electric Rev., 5.00%, 3/1/24	2,000,000	2,137,143
State of Illinois GO, 5.00%, 11/1/25	3,000,000	3,332,363
State of Illinois GO, 5.00%, 11/1/27	15,000,000	17,251,158
State of Illinois GO, 5.125%, 12/1/29	17,000,000	19,516,765
State of Illinois GO, 5.50%, 5/1/30	2,500,000	3,019,880
State of Illinois GO, 5.00%, 10/1/33	2,100,000	2,400,506
State of Illinois GO, 5.50%, 7/1/38	5,000,000	5,259,417
State of Illinois GO, 5.00%, 2/1/39	3,000,000	3,163,340
State of Illinois GO, 5.00%, 5/1/39	6,080,000	6,446,624
State of Illinois GO, 5.50%, 5/1/39	1,475,000	1,761,798
State of Illinois GO, 5.00%, 12/1/39	5,000,000	5,589,365
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/30	1,275,000	1,471,665
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/31	1,560,000	1,793,631
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/32	1,110,000	1,272,641
Village of Bellwood GO, 5.00%, 12/1/22 (AGM)	1,050,000	1,080,901
Village of Bellwood GO, 5.00%, 12/1/23 (AGM)	1,000,000	1,062,772
Village of Bellwood GO, 5.00%, 12/1/24 (AGM)	800,000	872,871
Village of Bellwood GO, 5.00%, 12/1/25 (AGM)	1,500,000	1,680,513
Village of Bellwood GO, 5.00%, 12/1/26 (AGM)	1,000,000	1,148,287
Village of Bellwood GO, 5.00%, 12/1/28 (AGM)	1,000,000	1,159,173
Village of Crestwood GO, 4.00%, 12/15/22 (BAM)	600,000	614,047
Village of Crestwood GO, 5.00%, 12/15/24 (BAM)	750,000	795,623
Village of Crestwood GO, 5.00%, 12/15/26 (BAM)	1,000,000	1,057,733
Village of Crestwood GO, 5.00%, 12/15/28 (BAM)	905,000	954,784
Village of Romeoville Rev., (Lewis University), 5.00%, 10/1/36	2,075,000	2,232,271
Village of Romeoville Rev., (Lewis University), 5.00%, 10/1/39	2,250,000	2,415,102
Village of Romeoville Rev., (Lewis University), 4.125%, 10/1/46	2,250,000	2,329,878
Western Illinois University Rev., 4.00%, 4/1/27 (BAM)	1,390,000	1,537,591
Western Illinois University Rev., 4.00%, 4/1/28 (BAM)	1,455,000	1,627,573
Western Illinois University Rev., 4.00%, 4/1/29 (BAM)	1,565,000	1,771,288
Western Illinois University Rev., 5.00%, 4/1/31 (BAM)	1,100,000	1,342,630
Western Illinois University Rev., 4.00%, 4/1/32 (BAM)	1,000,000	1,137,601
Will County Community High School District No. 210 Lincoln-Way GO, 4.00%, 1/1/34 (AGM)	650,000	714,258
Will County Community Unit School District No. 201-U Crete-Monee GO, 5.00%, 1/1/26, Prerefunded at 100% of Par (AGM)(3)	285,000	323,492
Will County Community Unit School District No. 201-U Crete-Monee GO, 5.00%, 1/1/27 (AGM)	5,995,000	6,783,100
Will County Community Unit School District No. 201-U Crete-Monee GO, 4.00%, 1/1/32 (AGM)	1,390,000	1,501,155

Will County Community Unit School District No. 201-U Crete-Monee GO, 4.00%, 1/1/35 (AGM)	1,000,000	1,071,909
Will County Community Unit School District No. 201-U Crete-Monee GO, 4.00%, 1/1/36 (AGM)	1,365,000	1,458,991
		449,470,658
Indiana — 0.9%
Indiana Finance Authority Rev., 5.00%, 2/1/23	1,735,000	1,798,848
Indiana Finance Authority Rev., 5.00%, 2/1/24	2,200,000	2,357,274
Indiana Finance Authority Rev., 5.00%, 2/1/27	1,120,000	1,251,952
Indiana Finance Authority Rev., 5.25%, 2/1/27	2,000,000	2,249,374
Indiana Finance Authority Rev., 5.00%, 2/1/28	2,005,000	2,234,827
Indiana Finance Authority Rev., 5.00%, 2/1/29	2,500,000	2,786,567
Indiana Finance Authority Rev., (CWA Authority, Inc.), 4.00%, 10/1/35	2,500,000	2,932,522
Indiana Finance Authority Rev., (CWA Authority, Inc.), 4.00%, 10/1/36	2,250,000	2,633,961
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/28	1,880,000	2,129,191
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/29	1,000,000	1,129,167
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/30	1,030,000	1,160,877
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/31	1,050,000	1,180,714
Indiana Finance Authority Rev., (Marion County Capital Improvement Board), 5.00%, 2/1/26	3,030,000	3,396,666
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/22	1,300,000	1,325,660
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/24	1,000,000	1,078,043
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/25	1,150,000	1,237,305
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/27	1,250,000	1,344,834
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/29	1,465,000	1,576,827
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/31	1,250,000	1,344,811
Indiana Finance Authority Rev., (Parkview Health System Obligated Group), VRN, 0.75%, (MUNIPSA plus 0.55%), 11/1/39	4,685,000	4,694,388
		39,843,808
Iowa — 0.1%
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/48	1,030,000	1,101,843
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), VRN, 0.59%, 5/15/56	5,000,000	4,953,773
		6,055,616
Kansas†
Prairie Village Tax Allocation, (Prairie Village Meadowbrook Redevelopment District), 2.875%, 4/1/30	875,000	825,449
Wyandotte County-Kansas City Unified Government Utility System Rev., 5.00%, 9/1/23	895,000	946,977
		1,772,426
Kentucky — 2.5%
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 5.00%, 2/1/28	600,000	705,006
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 5.00%, 2/1/29	265,000	316,783
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 5.00%, 2/1/32	900,000	1,068,945
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/33	580,000	639,973
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/34	500,000	551,211
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/35	465,000	512,078
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/36	380,000	418,108
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/38	745,000	817,280
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.00%, 2/1/26	1,475,000	1,585,004
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.50%, 2/1/44	3,665,000	4,074,519
Kenton County Airport Board Rev., 5.00%, 1/1/23	825,000	852,429
Kenton County Airport Board Rev., 5.00%, 1/1/24	750,000	800,370
Kenton County Airport Board Rev., 5.00%, 1/1/26	1,330,000	1,497,426
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/22	1,000,000	1,009,989
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/23	1,620,000	1,692,913
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/24	2,000,000	2,149,600
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/25	1,350,000	1,490,641
Kentucky Public Energy Authority Rev., VRN, 4.00%, 4/1/48 (GA: Morgan Stanley)	10,000,000	10,458,427
Kentucky Public Energy Authority Rev., VRN, 4.00%, 1/1/49 (GA: BP Corp. North America, Inc.)	15,000,000	15,854,451
Kentucky Public Energy Authority Rev., VRN, 4.00%, 12/1/49 (GA: Morgan Stanley)	19,325,000	20,604,394

Kentucky Public Energy Authority Rev., VRN, 4.00%, 12/1/49 (GA: Morgan Stanley)	14,750,000	15,740,496
Kentucky State Property & Building Commission Rev., 5.00%, 5/1/31 (BAM)	2,000,000	2,379,562
Kentucky State Property & Building Commission Rev., 5.00%, 5/1/33 (BAM)	1,750,000	2,079,560
Kentucky State University COP, 5.00%, 11/1/24 (BAM)	200,000	217,942
Kentucky State University COP, 5.00%, 11/1/25 (BAM)	140,000	156,727
Kentucky State University COP, 5.00%, 11/1/27 (BAM)	200,000	234,775
Kentucky State University COP, 5.00%, 11/1/29 (BAM)	150,000	183,014
Kentucky State University COP, 5.00%, 11/1/30 (BAM)	175,000	217,255
Kentucky State University COP, 5.00%, 11/1/31 (BAM)	180,000	227,322
Kentucky State University COP, 4.00%, 11/1/33 (BAM)	130,000	151,271
Kentucky State University COP, 4.00%, 11/1/34 (BAM)	130,000	150,964
Kentucky State University COP, 4.00%, 11/1/35 (BAM)	135,000	156,469
Kentucky State University COP, 4.00%, 11/1/36 (BAM)	155,000	179,281
Kentucky State University COP, 4.00%, 11/1/38 (BAM)	325,000	374,339
Kentucky State University COP, 4.00%, 11/1/41 (BAM)	250,000	285,652
Kentucky State University COP, 4.00%, 11/1/46 (BAM)	440,000	493,485
Kentucky State University COP, 4.00%, 11/1/51 (BAM)	550,000	608,885
Louisville/Jefferson County Metropolitan Government Rev., (Norton Healthcare Obligated Group), VRDN, 0.06%, 3/1/22 (LOC: PNC Bank N.A.)	4,600,000	4,600,000
Paducah Electric Plant Board Rev., 5.00%, 10/1/24 (AGM)	1,500,000	1,627,204
Paducah Electric Plant Board Rev., 5.00%, 10/1/25 (AGM)	1,500,000	1,667,835
Paducah Electric Plant Board Rev., 5.00%, 10/1/26 (AGM)	1,100,000	1,250,316
Paducah Electric Plant Board Rev., 5.00%, 10/1/27 (AGM)	2,000,000	2,308,476
Paducah Electric Plant Board Rev., 5.00%, 10/1/28 (AGM)	2,245,000	2,586,962
Paducah Electric Plant Board Rev., 5.00%, 10/1/30 (AGM)	1,500,000	1,724,180
		106,701,519
Louisiana — 1.3%
East Baton Rouge Parish Industrial Development Board, Inc. Rev., (Exxon Mobil Corp.), VRDN, 0.08%, 3/1/22	150,000	150,000
Greater Ouachita Water Co. Rev., 5.00%, 9/1/29 (BAM)	500,000	612,537
Greater Ouachita Water Co. Rev., 4.00%, 9/1/30 (BAM)	400,000	460,330
Greater Ouachita Water Co. Rev., 4.00%, 9/1/31 (BAM)	500,000	573,431
Greater Ouachita Water Co. Rev., 4.00%, 9/1/32 (BAM)	1,000,000	1,145,144
Greater Ouachita Water Co. Rev., 4.00%, 9/1/33 (BAM)	500,000	570,560
Greater Ouachita Water Co. Rev., 4.00%, 9/1/34 (BAM)	500,000	570,021
Greater Ouachita Water Co. Rev., 4.00%, 9/1/35 (BAM)	500,000	569,492
Greater Ouachita Water Co. Rev., 4.00%, 9/1/36 (BAM)	350,000	398,266
Greater Ouachita Water Co. Rev., 4.00%, 9/1/37 (BAM)	250,000	284,325
Jefferson Sales Tax District Rev., 4.00%, 12/1/36 (AGM)	6,745,000	7,753,713
Jefferson Sales Tax District Rev., 4.00%, 12/1/37 (AGM)	5,000,000	5,753,979
Jefferson Sales Tax District Rev., 4.00%, 12/1/38 (AGM)	5,000,000	5,751,597
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (University of Louisiana at Lafayette), 5.00%, 10/1/43 (AGM)	2,010,000	2,340,545
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (University of Louisiana at Lafayette), 5.00%, 10/1/48 (AGM)	5,765,000	6,709,644
Louisiana Public Facilities Authority Rev., (Lafayette General Health System, Inc. Obligated Group), 5.00%, 11/1/25, Prerefunded at 100% of Par(3)	6,000,000	6,790,087
Louisiana Public Facilities Authority Rev., (Ochsner Clinic Foundation), 5.00%, 5/15/29	990,000	1,119,313
Louisiana Public Facilities Authority Rev., (Ochsner Clinic Foundation), 5.00%, 5/15/30	990,000	1,115,884
Louisiana Stadium & Exposition District Rev., 5.00%, 7/3/23	3,250,000	3,351,336
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/26 (AGM)	500,000	574,250
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/29 (AGM)	800,000	968,409
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/30 (AGM)	350,000	422,784
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/31 (AGM)	1,100,000	1,325,652
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/32 (AGM)	1,200,000	1,444,391
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/34 (AGM)	1,200,000	1,440,409
New Orleans Sewerage Service Rev., 5.00%, 6/1/23	250,000	262,337

New Orleans Sewerage Service Rev., 5.00%, 6/1/24	200,000	215,421
Shreveport Water & Sewer Rev., 4.00%, 12/1/37 (AGM)	790,000	874,643
		53,548,500
Maryland — 2.0%
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/34	2,500,000	2,867,190
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/34	2,275,000	2,609,143
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/35	1,750,000	2,005,132
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/35	3,310,000	3,792,564
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/36	2,675,000	3,062,255
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/36	1,440,000	1,648,466
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/37	1,500,000	1,712,648
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/37	1,465,000	1,672,686
Baltimore Rev., (East Baltimore Research Park Development District), 4.00%, 9/1/27	625,000	666,551
Baltimore Rev., (East Baltimore Research Park Development District), 5.00%, 9/1/38	1,600,000	1,744,966
Baltimore Rev., (Harbor Point Special Taxing District), 4.25%, 6/1/26	1,530,000	1,635,930
Baltimore Rev., (Harbor Point Special Taxing District), 4.75%, 6/1/31	1,500,000	1,603,266
Maryland Economic Development Corp. Rev., 4.00%, 7/1/24 (AGM)	300,000	318,137
Maryland Economic Development Corp. Rev., 4.00%, 7/1/25 (AGM)	330,000	356,763
Maryland Economic Development Corp. Rev., 4.00%, 7/1/26 (AGM)	375,000	413,191
Maryland Economic Development Corp. Rev., 5.00%, 6/1/35 (AGM)	1,230,000	1,396,054
Maryland Economic Development Corp. Rev., 5.00%, 6/1/43 (AGM)	1,000,000	1,133,691
Maryland Economic Development Corp. Rev., (Morgan State University), 4.00%, 7/1/40	750,000	811,261
Maryland Economic Development Corp. Rev., (Morgan State University), 5.00%, 7/1/50	1,150,000	1,320,206
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/32	500,000	580,680
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/35	2,000,000	2,316,057
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/25	200,000	216,076
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/26	175,000	192,467
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/27	120,000	133,992
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/28	130,000	144,270
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/29	175,000	193,205
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/30	250,000	274,710
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/31	300,000	328,568
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/32	325,000	354,611
Maryland Economic Development Corp. Tax Allocation, 4.00%, 9/1/40	2,505,000	2,651,153
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 4.00%, 1/1/30	510,000	576,859
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 5.00%, 1/1/36	2,290,000	2,757,579
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 4.00%, 1/1/38	865,000	942,603
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 5.50%, 1/1/46	3,585,000	4,172,292
Maryland Health & Higher Educational Facilities Authority Rev., (Mercy Medical Center Obligated Group), 4.00%, 7/1/42	4,700,000	5,011,476
Maryland Stadium Authority Rev., 5.00%, 5/1/22	1,480,000	1,490,981
Maryland Stadium Authority Rev., 5.00%, 5/1/26	2,550,000	2,903,476
Maryland Stadium Authority Built to Learn Rev., 5.00%, 6/1/24(1)	800,000	864,749
Maryland Stadium Authority Built to Learn Rev., 5.00%, 6/1/26(1)	850,000	966,705
Maryland Stadium Authority Built to Learn Rev., 5.00%, 6/1/27(1)	1,125,000	1,306,365
Prince County George's GO, 5.00%, 7/1/29	12,150,000	15,044,134
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/22	1,945,000	1,947,442
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/23	2,045,000	2,078,364
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/24	2,150,000	2,214,537
State of Maryland GO, 5.00%, 8/1/25	5,000,000	5,621,105
		86,054,556

Massachusetts — 1.9%
Massachusetts GO, 5.00%, 1/1/37	10,000,000	12,035,412
Massachusetts GO, VRN, 1.70%, 8/1/43	5,500,000	5,520,810
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/23	400,000	412,012
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/25	525,000	571,371
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/26	550,000	611,863
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/28	4,540,000	5,252,339
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/30	4,120,000	4,730,839
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/31	475,000	535,034
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/31	5,005,000	5,730,844
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/23(2)	125,000	130,397
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/24(2)	130,000	138,700
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/25(2)	125,000	136,401
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/26(2)	160,000	178,204
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/27(2)	160,000	181,554
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/28(2)	170,000	196,019
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/29(2)	300,000	351,018
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/30(2)	325,000	385,455
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/31(2)	350,000	416,694
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/32(2)	400,000	475,390
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/33(2)	315,000	374,007
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/34(2)	300,000	355,848
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/35(2)	275,000	325,862
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/36(2)	465,000	550,463
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/37(2)	245,000	289,823
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc.), 5.00%, 10/1/37(2)	1,850,000	1,980,221
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc.), 5.00%, 10/1/47(2)	1,000,000	1,068,850
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/31	620,000	727,993
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/32	775,000	909,099
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/33	775,000	908,309
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/34	550,000	643,242
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/35	470,000	549,174
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/36	445,000	519,188
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/37	605,000	704,506
Massachusetts Development Finance Agency Rev., (Trustees of Boston University), VRN, 5.00%, 10/1/42	5,000,000	5,271,200
Massachusetts Development Finance Agency Rev., (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/41	1,850,000	2,102,793
Massachusetts Development Finance Agency Rev., (Wellforce Obligated Group), 5.00%, 7/1/32	1,875,000	2,214,003
Massachusetts Development Finance Agency Rev., (Wellforce Obligated Group), 5.00%, 7/1/34	1,330,000	1,564,199
Massachusetts Development Finance Agency Rev., (Wellforce Obligated Group), 5.00%, 7/1/44	1,300,000	1,506,793
Massachusetts Development Finance Agency Rev., (Wellforce Obligated Group), 4.00%, 10/1/45 (AGM)	6,670,000	7,463,559
Massachusetts Port Authority Rev., 4.00%, 7/1/22(3)	2,655,000	2,684,996
Massachusetts School Building Authority Rev., 5.00%, 8/15/22, Prerefunded at 100% of Par(3)	3,575,000	3,645,812
University of Massachusetts Building Authority Rev., (University of Massachusetts), 5.00%, 11/1/25	3,500,000	3,960,884
		78,311,180

Michigan — 2.8%
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/24	870,000	920,056
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/25	1,470,000	1,591,514
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/26	1,575,000	1,745,663
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/27	1,655,000	1,874,284
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/29	1,825,000	2,060,182
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/33	1,970,000	2,207,883
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/34	1,830,000	2,049,802
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/35	2,445,000	2,736,762
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/36	2,565,000	2,869,475
Detroit GO, 5.00%, 4/1/34	1,000,000	1,190,837
Detroit GO, 5.00%, 4/1/35	1,450,000	1,722,131
Detroit GO, 5.00%, 4/1/37	1,630,000	1,929,015
Detroit GO, 5.00%, 4/1/38	700,000	826,797
Detroit GO, 4.00%, 4/1/42	1,100,000	1,183,246
Detroit City School District GO, 5.00%, 5/1/28 (Q-SBLF)	6,500,000	6,547,358
Detroit City School District GO, 5.00%, 5/1/31 (Q-SBLF)	5,000,000	5,036,429
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/22 (AGM)	300,000	304,267
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/22 (AGM)	500,000	507,111
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/23 (AGM)	400,000	419,556
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/24 (AGM)	850,000	917,761
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/24 (AGM)	750,000	809,789
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/25 (AGM)	550,000	593,450
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/25 (AGM)	500,000	539,500
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/26 (AGM)	600,000	645,680
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/27 (AGM)	1,250,000	1,344,870
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/28 (AGM)	1,600,000	1,721,052
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/30 (AGM)	1,255,000	1,349,352
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/31 (AGM)	1,625,000	1,746,782
Green Lake Township Economic Development Corp. Rev., (Interlochen Center for the Arts), VRDN, 0.06%, 3/1/22 (LOC: BMO Harris Bank N.A.)	900,000	900,000
Kalamazoo Economic Development Corp. Rev., (Heritage Community of Kalamazoo Obligated Group), 2.625%, 5/15/25	1,150,000	1,150,240
Kalamazoo Economic Development Corp. Rev., (Heritage Community of Kalamazoo Obligated Group), 5.00%, 5/15/43	1,125,000	1,227,094
Lansing Board of Water & Light Rev., VRN, 2.00%, 7/1/51	12,000,000	12,257,768
Lincoln Consolidated School District GO, 5.00%, 5/1/22 (AGM Q-SBLF)	500,000	503,660
Lincoln Consolidated School District GO, 5.00%, 5/1/23 (AGM Q-SBLF)	1,000,000	1,046,837
Lincoln Consolidated School District GO, 5.00%, 5/1/24 (AGM Q-SBLF)	1,000,000	1,078,932
Lincoln Consolidated School District GO, 5.00%, 5/1/25 (AGM Q-SBLF)	1,000,000	1,111,247
Lincoln Consolidated School District GO, 5.00%, 5/1/33 (AGM Q-SBLF)	1,480,000	1,671,740
Lincoln Consolidated School District GO, 5.00%, 5/1/34 (AGM Q-SBLF)	1,630,000	1,839,773
Michigan Finance Authority Rev., 5.00%, 10/1/27	3,030,000	3,310,309
Michigan Finance Authority Rev., 5.00%, 10/1/28	3,465,000	3,785,552
Michigan Finance Authority Rev., (Beaumont Health Obligated Group), 4.00%, 11/1/46	5,000,000	5,302,881
Michigan Finance Authority Rev., (Great Lakes Water Authority Sewage Disposal System Rev.), 5.00%, 7/1/33	2,000,000	2,163,273
Michigan Finance Authority Rev., (Great Lakes Water Authority Water Supply System Rev.), 5.00%, 7/1/34	1,500,000	1,621,735
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/24, Prerefunded at 100% of Par(3)	1,000,000	1,084,522
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/24, Prerefunded at 100% of Par(3)	1,400,000	1,518,331
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/24, Prerefunded at 100% of Par(3)	1,250,000	1,355,653
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/24, Prerefunded at 100% of Par(3)	1,565,000	1,697,277
Michigan State Building Authority Rev., 5.00%, 4/15/25	1,750,000	1,943,306
Michigan State Building Authority Rev., 5.00%, 4/15/26	750,000	856,191
Port Huron Area School District GO, 4.00%, 5/1/30 (AGM)	1,080,000	1,178,562
Port Huron Area School District GO, 4.00%, 5/1/31 (AGM)	2,005,000	2,184,603
Saginaw Water Supply System Rev., 4.00%, 7/1/24 (AGM)	1,380,000	1,463,430
Saginaw Water Supply System Rev., 4.00%, 7/1/26 (AGM)	1,530,000	1,685,143

State of Michigan Trunk Line Rev., 4.00%, 11/15/37	3,570,000	4,197,661
Warren Consolidated Schools GO, 4.00%, 5/1/22 (AGM)	1,645,000	1,654,269
Warren Consolidated Schools GO, 4.00%, 5/1/26 (AGM)	1,100,000	1,201,778
Wayne County Airport Authority Rev., 5.00%, 12/1/30	1,000,000	1,092,503
Wayne County Airport Authority Rev., 5.00%, 12/1/31	650,000	709,208
Wayne County Airport Authority Rev., 5.00%, 12/1/32	1,175,000	1,282,030
Wayne County Airport Authority Rev., 5.00%, 12/1/34	1,150,000	1,254,752
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/23 (Q-SBLF)	1,070,000	1,119,605
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/24 (Q-SBLF)	2,000,000	2,160,098
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/28 (Q-SBLF)	2,455,000	2,812,403
		118,812,970
Minnesota — 0.7%
Duluth Economic Development Authority Rev., (Essentia Health Obligated Group), 5.00%, 2/15/33	1,000,000	1,171,279
Duluth Economic Development Authority Rev., (Essentia Health Obligated Group), 5.00%, 2/15/37	1,000,000	1,167,720
Duluth Independent School District No. 709 COP, 5.00%, 2/1/23 (SD CRED PROG)	380,000	393,594
Duluth Independent School District No. 709 COP, 5.00%, 2/1/24 (SD CRED PROG)	420,000	448,867
Duluth Independent School District No. 709 COP, 5.00%, 2/1/25 (SD CRED PROG)	375,000	412,465
Duluth Independent School District No. 709 COP, 5.00%, 2/1/26 (SD CRED PROG)	395,000	446,488
Duluth Independent School District No. 709 COP, 5.00%, 2/1/27 (SD CRED PROG)	370,000	427,482
Duluth Independent School District No. 709 COP, 5.00%, 2/1/28 (SD CRED PROG)	350,000	412,112
Maple Grove Rev., (Maple Grove Hospital Corp.), 5.00%, 5/1/23	500,000	522,285
Maple Grove Rev., (Maple Grove Hospital Corp.), 5.00%, 5/1/24	1,200,000	1,290,707
Maple Grove Rev., (Maple Grove Hospital Corp.), 5.00%, 5/1/25	800,000	885,063
Minnesota Higher Education Facilities Authority Rev., (College of Saint Benedict), 4.00%, 3/1/43	1,000,000	1,055,489
St. Cloud Rev., (CentraCare Health System Obligated Group), 5.00%, 5/1/28	2,000,000	2,272,904
St. Cloud Rev., (CentraCare Health System Obligated Group), 5.00%, 5/1/30	1,000,000	1,134,291
State of Minnesota GO, 5.00%, 9/1/28	15,000,000	18,214,248
		30,254,994
Mississippi — 0.9%
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/22	1,000,000	1,012,539
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/23	1,500,000	1,567,429
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/30	2,000,000	2,212,755
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/31	1,000,000	1,104,370
Jackson Water & Sewer System Rev., 4.00%, 9/1/22 (BAM)	550,000	557,575
Jackson Water & Sewer System Rev., 4.00%, 9/1/23 (BAM)	580,000	600,344
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 0.08%, 3/1/22 (GA: Chevron Corp.)	8,200,000	8,200,000
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 0.08%, 3/1/22 (GA: Chevron Corp.)	200,000	200,000
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 0.08%, 3/1/22 (GA: Chevron Corp.)	5,700,000	5,700,000
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 0.08%, 3/1/22 (GA: Chevron Corp.)	1,575,000	1,575,000
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 0.08%, 3/1/22 (GA: Chevron Corp.)	2,500,000	2,500,000
Mississippi Business Finance Corp. Rev.,(Chevron USA, Inc.), VRDN, 0.08%, 3/1/22 (GA: Chevron Corp.)	750,000	750,000
Mississippi Development Bank Rev., (City of Jackson MS Water & Sewer System Rev.), 6.875%, 12/1/40 (AGM)	4,250,000	4,612,164
Mississippi Hospital Equipment & Facilities Authority Rev., (Baptist Memorial Health Care Obligated Group), VRN, 0.20%, 9/1/36	3,900,000	3,889,509
Mississippi Hospital Equipment & Facilities Authority Rev., (North Mississippi Medical Center Obligated Group), 5.00%, 10/1/33	685,000	824,734
Mississippi Hospital Equipment & Facilities Authority Rev., (North Mississippi Medical Center Obligated Group), 5.00%, 10/1/34	700,000	841,997
Mississippi Hospital Equipment & Facilities Authority Rev., (North Mississippi Medical Center Obligated Group), 5.00%, 10/1/35	600,000	721,065
Mississippi Hospital Equipment & Facilities Authority Rev., (North Mississippi Medical Center Obligated Group), 5.00%, 10/1/36	650,000	780,407
Mississippi Hospital Equipment & Facilities Authority Rev., (North Mississippi Medical Center Obligated Group), 5.00%, 10/1/37	750,000	900,080
		38,549,968
Missouri — 0.7%
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/22	1,170,000	1,170,000

Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/23	600,000	621,408
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/24	1,000,000	1,064,288
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/26	805,000	900,963
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/27	1,100,000	1,259,210
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/30	1,355,000	1,539,780
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/31	1,255,000	1,422,717
Health & Educational Facilities Authority of the State of Missouri Rev., (Heartland Health Obligated Group), 5.00%, 2/15/31	650,000	781,025
Health & Educational Facilities Authority of the State of Missouri Rev., (Heartland Health Obligated Group), 5.00%, 2/15/32	1,000,000	1,200,698
Health & Educational Facilities Authority of the State of Missouri Rev., (Heartland Health Obligated Group), 5.00%, 2/15/33	750,000	899,708
Health & Educational Facilities Authority of the State of Missouri Rev., (Heartland Health Obligated Group), 5.00%, 2/15/35	915,000	1,095,756
Health & Educational Facilities Authority of the State of Missouri Rev., (Heartland Health Obligated Group), 4.00%, 2/15/37	500,000	556,790
Health & Educational Facilities Authority of the State of Missouri Rev., (Mercy Health), 5.00%, 6/1/29	4,500,000	5,403,163
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/24	600,000	642,788
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/26	540,000	613,583
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/28	250,000	298,145
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/29	500,000	596,496
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/31	525,000	625,098
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/33	475,000	564,044
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 7/1/23	400,000	421,467
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/24	690,000	738,293
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/25	990,000	1,092,470
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/26	500,000	560,318
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/27	965,000	1,079,494
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/28	630,000	702,019
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/38	3,000,000	3,275,729
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Speciality Hospital), 5.00%, 11/15/41	1,000,000	1,058,034
		30,183,484
Nebraska — 0.6%
Central Plains Energy Project Rev., 5.00%, 9/1/22 (GA: Goldman Sachs Group, Inc.)	2,500,000	2,549,058
Central Plains Energy Project Rev., 5.00%, 9/1/31 (GA: Goldman Sachs Group, Inc.)	2,000,000	2,418,523
Central Plains Energy Project Rev., VRN, 4.00%, 12/1/49 (LIQ FAC: Royal Bank of Canada)	5,000,000	5,377,498
Central Plains Energy Project Rev., VRN, 5.00%, 3/1/50 (GA: Goldman Sachs Group, Inc.)	10,000,000	10,565,522
Douglas County Hospital Authority No. 2 Rev., (Children's Hospital Obligated Group), VRDN, 0.08%, 3/1/22 (LOC: U.S. Bank N.A.)	600,000	600,000
Douglas County Hospital Authority No. 3 Rev., (Nebraska Methodist Health Obligated Group), 5.00%, 11/1/45	4,100,000	4,529,750
		26,040,351
Nevada — 0.8%
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/30	750,000	863,331
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/32	735,000	842,363
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/34	765,000	874,613
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/22	2,150,000	2,172,452
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/24	1,890,000	1,969,859
Henderson Public Improvement Trust Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/29	1,270,000	1,466,547
Henderson Public Improvement Trust Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/32	1,840,000	2,098,946
Las Vegas Convention & Visitors Authority Rev., 4.00%, 7/1/32	3,810,000	4,093,595
Las Vegas Redevelopment Agency Tax Allocation, 5.00%, 6/15/22	890,000	900,466
Las Vegas Redevelopment Agency Tax Allocation, 5.00%, 6/15/30	1,375,000	1,531,248
Las Vegas Redevelopment Agency Tax Allocation, 5.00%, 6/15/31	1,465,000	1,629,113
Las Vegas Special Improvement District No. 611 Special Assessment, 4.00%, 6/1/40	450,000	470,956
Las Vegas Special Improvement District No. 611 Special Assessment, 4.125%, 6/1/50	1,000,000	1,039,540
Las Vegas Special Improvement District No. 612 Skye Hills Special Assessment, 3.75%, 6/1/42	1,000,000	998,548

Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/39	495,000	520,482
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/44	550,000	572,058
Las Vegas Special Improvement District No. 815 Special Assessment, 4.75%, 12/1/40	1,000,000	1,106,927
Las Vegas Special Improvement District No. 816 Special Assessment, 3.00%, 6/1/41	650,000	600,178
Las Vegas Special Improvement District No. 816 Special Assessment, 3.125%, 6/1/46	3,100,000	2,845,124
Las Vegas Special Improvement District No. 816 Special Assessment, 3.125%, 6/1/51	1,425,000	1,290,758
Reno Rev., (Washoe County Sales Tax Rev.), 5.00%, 6/1/29	1,485,000	1,712,682
Reno Rev., (Washoe County Sales Tax Rev.), 5.00%, 6/1/34	1,010,000	1,153,929
Reno Rev., (Washoe County Sales Tax Rev.), 4.00%, 6/1/43	1,000,000	1,056,150
Sparks Rev., 2.50%, 6/15/24(2)	835,000	838,545
Tahoe-Douglas Visitors Authority Rev., 5.00%, 7/1/40	2,250,000	2,508,831
		35,157,241
New Hampshire — 0.4%
New Hampshire Business Finance Authority Rev., 4.125%, 1/20/34	14,274,213	15,917,385
New Hampshire Business Finance Authority Rev., (Springpoint Senior Living Obligated Group), 4.00%, 1/1/41	2,250,000	2,372,300
		18,289,685
New Jersey — 4.5%
New Jersey Economic Development Authority Rev., 4.00%, 7/1/22	3,000,000	3,031,879
New Jersey Economic Development Authority Rev., 5.00%, 6/15/23	2,335,000	2,446,659
New Jersey Economic Development Authority Rev., 5.00%, 7/1/23 (BAM)	5,125,000	5,377,649
New Jersey Economic Development Authority Rev., 5.00%, 6/15/24	4,015,000	4,325,244
New Jersey Economic Development Authority Rev., 5.00%, 6/15/25	5,000,000	5,383,519
New Jersey Economic Development Authority Rev., 5.00%, 6/15/26	5,000,000	5,385,864
New Jersey Economic Development Authority Rev., 5.50%, 6/15/27	5,000,000	5,823,908
New Jersey Economic Development Authority Rev., 5.00%, 7/1/27 (BAM)	3,000,000	3,494,299
New Jersey Economic Development Authority Rev., 5.00%, 7/1/28 (BAM)	6,000,000	6,953,904
New Jersey Economic Development Authority Rev., 5.00%, 6/15/31	4,790,000	5,657,192
New Jersey Economic Development Authority Rev., 5.00%, 7/1/33	1,000,000	1,128,257
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/24 (AGM)	1,000,000	1,080,574
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/25 (AGM)	1,005,000	1,116,439
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/26 (AGM)	1,000,000	1,141,091
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/27 (AGM)	1,100,000	1,286,477
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.25%, 6/15/40	3,310,000	3,659,466
New Jersey Educational Facilities Authority Rev., (College of Saint Elizabeth), 5.00%, 7/1/26	2,105,000	2,229,874
New Jersey Educational Facilities Authority Rev., (New Jersey City University), 5.00%, 7/1/25 (AGM)(3)	2,360,000	2,636,765
New Jersey Educational Facilities Authority Rev., (New Jersey City University), 5.00%, 7/1/26 (AGM)	1,500,000	1,706,560
New Jersey Educational Facilities Authority Rev., (New Jersey City University), 5.00%, 7/1/27 (AGM)	2,575,000	2,922,093
New Jersey Health Care Facilities Financing Authority Rev., (St. Joseph's Healthcare System Obligated Group), 5.00%, 7/1/25	1,750,000	1,945,549
New Jersey Health Care Facilities Financing Authority Rev., (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/26(3)	1,500,000	1,719,405
New Jersey Health Care Facilities Financing Authority Rev., (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/26, Prerefunded at 100% of Par(3)	1,500,000	1,719,405
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 12/15/23 (Ambac)	2,210,000	2,360,209
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/27	2,000,000	2,273,425
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/29	2,770,000	3,252,197
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/29	5,500,000	5,732,163
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/31	2,000,000	2,264,284
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/31	3,500,000	4,063,716
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/31	6,000,000	7,075,756
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/32	3,000,000	3,473,315
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/35	4,000,000	4,618,699
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/35	17,500,000	20,196,501
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/38	7,000,000	7,512,796
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/44	5,000,000	5,203,680
New Jersey Turnpike Authority Rev., 5.00%, 1/1/27	5,200,000	5,629,504

New Jersey Turnpike Authority Rev., 5.00%, 1/1/33	5,215,000	5,633,231
Newark GO, 5.00%, 10/1/25 (AGM)	700,000	778,581
Newark GO, 5.00%, 10/1/25 (AGM)	500,000	556,129
Newark GO, 5.00%, 10/1/26 (AGM)	650,000	740,663
Newark GO, 5.00%, 10/1/27 (AGM)	650,000	756,811
Newark GO, 5.00%, 10/1/28 (AGM)	600,000	710,483
Newark Board of Education GO, 4.00%, 7/15/35 (BAM)	1,490,000	1,722,308
South Jersey Port Corp. Rev., 5.00%, 1/1/27	1,030,000	1,149,023
South Jersey Port Corp. Rev., 5.00%, 1/1/30	2,360,000	2,611,139
South Jersey Port Corp. Rev., 5.00%, 1/1/31	1,670,000	1,842,993
State of New Jersey GO, 4.00%, 6/1/30	2,500,000	2,873,470
State of New Jersey GO, 4.00%, 6/1/31	1,350,000	1,561,831
State of New Jersey GO, 4.00%, 6/1/32	600,000	698,639
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/29	2,775,000	3,219,037
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/30	3,000,000	3,467,134
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/31	3,000,000	3,455,216
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/32	4,630,000	5,318,404
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/33	5,005,000	5,737,810
		188,661,219
New Mexico — 0.2%
Farmington Rev., (Public Service Co. of New Mexico), VRN, 2.125%, 6/1/40	3,000,000	3,008,221
New Mexico Hospital Equipment Loan Council Rev., (Haverland Carter Lifestyle Obligated Group), 2.25%, 7/1/23	1,425,000	1,426,337
New Mexico Hospital Equipment Loan Council Rev., (Presbyterian Healthcare Services Obligated Group), 5.00%, 8/1/23	1,625,000	1,714,712
New Mexico Hospital Equipment Loan Council Rev., (Presbyterian Healthcare Services Obligated Group), 5.00%, 8/1/26	1,000,000	1,114,627
Santa Fe Rev., (El Castillo Retirement Residences Obligated Group), 2.25%, 5/15/24	600,000	600,160
		7,864,057
New York — 11.9%
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/28	400,000	454,564
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/30	350,000	394,429
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/31	350,000	393,680
Brookhaven Local Development Corp. Rev., (Active Retirement Community, Inc. Obligated Group), 4.00%, 11/1/45	2,000,000	2,151,135
Brookhaven Local Development Corp. Rev., (Brookhaven Memorial Hospital Medical Center, Inc. Obligated Group), 4.00%, 10/1/45	2,000,000	2,211,849
Brooklyn Arena Local Development Corp. Rev., (Brooklyn Events Center LLC), 4.00%, 7/15/29 (AGM)	2,000,000	2,188,659
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/22	1,365,000	1,383,218
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/24	1,500,000	1,608,847
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/26	830,000	932,468
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/28	1,825,000	2,082,473
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/31	900,000	1,018,589
Long Island Power Authority Rev., 1.00%, 9/1/25	10,000,000	9,783,330
Long Island Power Authority Rev., 5.00%, 9/1/34	11,410,000	12,414,009
Long Island Power Authority Rev., 5.00%, 9/1/35	3,500,000	3,806,175
Long Island Power Authority Rev., VRN, 1.50%, 9/1/51	13,160,000	13,064,637
Metropolitan Transportation Authority Rev., 5.00%, 9/1/22	15,000,000	15,305,347
Metropolitan Transportation Authority Rev., 5.00%, 11/15/22	10,000,000	10,278,475
Metropolitan Transportation Authority Rev., 5.00%, 2/1/23	12,745,000	13,189,561
Metropolitan Transportation Authority Rev., 5.00%, 11/15/31	9,710,000	10,722,234
Metropolitan Transportation Authority Rev., 5.00%, 11/15/31	6,830,000	7,855,936
Metropolitan Transportation Authority Rev., 4.00%, 11/15/45	8,320,000	8,966,908
Metropolitan Transportation Authority Rev., 5.00%, 11/15/45	5,500,000	6,428,592
Metropolitan Transportation Authority Rev., 4.00%, 11/15/47	5,000,000	5,371,217
Metropolitan Transportation Authority Rev., 5.00%, 11/15/50	3,000,000	3,461,488
Metropolitan Transportation Authority Rev., VRDN, 0.08%, 3/1/22 (LOC: Landesbank Hessen-Thuringen Girozentrale)	1,525,000	1,525,000
Metropolitan Transportation Authority Rev., VRN, 0.65%, (MUNIPSA plus 0.45%), 11/15/44	7,000,000	7,005,385

Metropolitan Transportation Authority Rev., VRN, 5.00%, 11/15/45	10,000,000	11,982,912
Nassau County Local Economic Assistance Corp. Rev., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/22	850,000	862,061
New York City GO, 5.00%, 8/1/25	1,700,000	1,879,597
New York City GO, 5.00%, 8/1/25	13,605,000	15,251,368
New York City GO, 5.00%, 8/1/26	5,370,000	5,932,436
New York City GO, 5.00%, 8/1/27	7,680,000	9,046,248
New York City GO, 5.00%, 8/1/32	2,000,000	2,408,302
New York City GO, 5.00%, 8/1/33	500,000	601,220
New York City GO, 5.00%, 8/1/33	1,000,000	1,202,440
New York City GO, 5.00%, 8/1/34	2,215,000	2,657,975
New York City GO, VRDN, 0.08%, 3/1/22 (SBBPA: JPMorgan Chase Bank N.A.)	300,000	300,000
New York City GO, VRDN, 0.08%, 3/1/22 (SBBPA: JPMorgan Chase Bank N.A.)	4,500,000	4,500,000
New York City GO, VRDN, 0.08%, 3/1/22 (SBBPA: Bank of New Yark Mellon Trust)	490,000	490,000
New York City Industrial Development Agency Rev., (Queens Ballpark Co. LLC), 5.00%, 1/1/24 (AGM)	1,000,000	1,068,291
New York City Industrial Development Agency Rev., (Queens Ballpark Co. LLC), 5.00%, 1/1/25 (AGM)	1,000,000	1,094,425
New York City Industrial Development Agency Rev., (Queens Ballpark Co. LLC), 5.00%, 1/1/26 (AGM)	1,000,000	1,121,922
New York City Industrial Development Agency Rev., (Queens Ballpark Co. LLC), 5.00%, 1/1/28 (AGM)	450,000	527,611
New York City Industrial Development Agency Rev., (Yankee Stadium LLC), 5.00%, 3/1/30 (AGM)	1,150,000	1,415,228
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/26	5,000,000	5,564,459
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 5/1/28	10,000,000	10,452,857
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 8/1/29	10,000,000	11,167,505
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/35	12,500,000	15,142,340
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/36	4,670,000	5,375,225
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 0.11%, 3/1/22 (SBBPA: Mizuho Bank Ltd.)	2,360,000	2,360,000
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 0.11%, 3/1/22 (SBBPA: Mizuho Bank Ltd.)	3,500,000	3,500,000
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 0.08%, 3/1/22 (SBBPA: JPMorgan Chase Bank N.A.)	4,000,000	4,000,000
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 0.08%, 3/1/22 (SBBPA: JPMorgan Chase Bank N.A.)	4,475,000	4,475,000
New York City Transitional Finance Authority Future Tax Secured Rev., VRN, 0.08%, 8/1/39 (SBBPA: JPMorgan Chase Bank N.A.)	200,000	200,000
New York City Transitional Finance Authority Future Tax Secured Rev.,VRDN, 0.09%, 3/1/22 (SBBPA: Mizuho Bank Ltd.)	1,640,000	1,640,000
New York City Water & Sewer System Rev., 5.00%, 6/15/26	6,450,000	7,399,193
New York City Water & Sewer System Rev., 5.00%, 6/15/27	10,000,000	11,328,561
New York City Water & Sewer System Rev., 5.00%, 6/15/27	2,140,000	2,424,312
New York City Water & Sewer System Rev., 5.00%, 6/15/28	4,165,000	4,834,809
New York City Water & Sewer System Rev., 4.00%, 6/15/40	10,030,000	11,229,859
New York City Water & Sewer System Rev., 4.00%, 6/15/45	4,825,000	5,465,961
New York City Water & Sewer System Rev., 4.00%, 6/15/52	8,375,000	9,419,362
New York City Water & Sewer System Rev., VRDN, 0.08%, 3/1/22 (SBBPA: JPMorgan Chase Bank N.A.)	2,000,000	2,000,000
New York City Water & Sewer System Rev., VRDN, 0.08%, 3/1/22 (SBBPA: State Street Bank & Trust Co.)	7,610,000	7,610,000
New York City Water & Sewer System Rev., VRDN, 0.08%, 3/1/22 (SBBPA: JPMorgan Chase Bank N.A.)	1,500,000	1,500,000
New York City Water & Sewer System Rev., VRDN, 0.08%, 3/1/22 (SBBPA: State Street Bank & Trust Co.)	20,520,000	20,520,000
New York City Water & Sewer System Rev., VRDN, 0.08%, 3/1/22 (SBBPA: JPMorgan Chase Bank N.A.)	400,000	400,000
New York City Water & Sewer System Rev., VRDN, 0.08%, 3/1/22 (SBBPA: Mizuho Bank Ltd.)	8,945,000	8,945,000
New York City Water & Sewer System Rev., VRDN, 0.10%, 3/1/22 (SBBPA: Mizuho Bank Ltd.)	12,920,000	12,920,000
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters LLC), 5.25%, 10/1/35	9,795,000	12,780,296
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/22(2)	900,000	927,036
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/24(2)	2,600,000	2,844,188
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/25(2)	1,300,000	1,460,982
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 2/15/34	4,005,000	4,906,659
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 2/15/35	4,155,000	5,081,605
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/36	10,000,000	12,148,712

New York State Environmental Facilities Corp. Rev., (New York City Municipal Water Finance Authority), 5.00%, 6/15/32	3,000,000	3,691,917
New York State Housing Finance Agency Rev., Series 2013 A, (160 Madison Ave LLC), VRDN, 0.08%, 3/1/22 (LOC: Landesbank Hessen-Thuringen Girozentrale)	1,500,000	1,500,000
New York State Housing Finance Agency Rev., VRDN, 0.08%, 3/1/22 (LOC: Landesbank Hessen-Thuringen Girozentrale)	3,100,000	3,100,000
New York State Thruway Authority Rev., 5.00%, 1/1/28	5,000,000	5,494,036
New York State Thruway Authority Rev., 5.00%, 1/1/29	10,000,000	10,970,519
New York State Thruway Authority Rev., 4.00%, 1/1/37	4,980,000	5,512,813
New York State Thruway Authority Rev., 4.00%, 1/1/38	3,000,000	3,312,851
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/31	1,630,000	1,931,764
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/32	1,975,000	2,335,793
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/33	1,850,000	2,184,275
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/29	730,000	786,193
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/34	1,000,000	1,070,318
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/44	1,010,000	1,073,637
Town of Oyster Bay GO, 4.00%, 3/1/25 (AGM)	1,750,000	1,879,803
Town of Oyster Bay GO, 4.00%, 3/1/26 (AGM)	920,000	1,006,677
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/27	3,000,000	3,562,039
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/28	2,500,000	3,029,582
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/29	700,000	776,882
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/30	3,030,000	3,167,229
Triborough Bridge & Tunnel Authority Rev., (Metropolitan Transportation Authority Payroll Mobility Tax Rev.), VRN, 5.00%, 5/15/50	7,125,000	8,099,055
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/34	1,875,000	2,286,243
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/36	2,755,000	3,352,412
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/37	1,500,000	1,824,223
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/38	1,300,000	1,578,059
TSASC, Inc. Rev., 5.00%, 6/1/22	1,000,000	1,009,611
TSASC, Inc. Rev., 5.00%, 6/1/23	2,000,000	2,086,491
Westchester County Local Development Corp. Rev., (Pace University), 5.50%, 5/1/42	3,345,000	3,600,514
Westchester County Local Development Corp. Rev., (Purchase Senior Learning Community Obligated Group), 2.875%, 7/1/26(2)	4,545,000	4,480,010
Westchester Tobacco Asset Securitization Rev., 5.00%, 6/1/22	1,935,000	1,953,773
Westchester Tobacco Asset Securitization Rev., 5.00%, 6/1/23	2,000,000	2,092,004
		505,112,885
North Carolina — 2.0%
Charlotte-Mecklenburg Hospital Authority Rev., (Atrium Health Obligated Group), VRN, 5.00%, 1/15/50	5,700,000	6,268,219
Charlotte-Mecklenburg Hospital Authority Rev., (Carolinas Healthcare System Obligated Group), 5.00%, 1/15/28	1,000,000	1,188,047
Charlotte-Mecklenburg Hospital Authority Rev., (Carolinas Healthcare System Obligated Group), 5.00%, 1/15/29	1,500,000	1,816,343
Charlotte-Mecklenburg Hospital Authority Rev., (Carolinas Healthcare System Obligated Group), 5.00%, 1/15/30	1,340,000	1,628,180
North Carolina Medical Care Commission Rev., (Caromont Health Obligated Group), VRN, 5.00%, 2/1/51	4,250,000	4,803,979
North Carolina Medical Care Commission Rev., (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/37	1,750,000	1,965,402
North Carolina Medical Care Commission Rev., (Forest at Duke, Inc. Obligated Group), 4.00%, 9/1/41	830,000	908,532
North Carolina Medical Care Commission Rev., (Forest at Duke, Inc. Obligated Group), 4.00%, 9/1/46	715,000	779,061
North Carolina Medical Care Commission Rev., (Friends Homes Obligated Group), 2.30%, 9/1/25	1,250,000	1,252,956
North Carolina Medical Care Commission Rev., (Friends Homes Obligated Group), 4.00%, 9/1/40	3,050,000	3,217,762
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 2.50%, 10/1/24	745,000	745,118
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 5.00%, 10/1/40	1,050,000	1,146,136
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 5.00%, 10/1/45	1,000,000	1,079,893
North Carolina Medical Care Commission Rev., (Pines at Davidson, Inc. Obligated Group), 5.00%, 1/1/34	1,000,000	1,085,884
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 3.00%, 7/1/26	590,000	601,294
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 4.00%, 7/1/28	1,815,000	1,938,319
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 4.00%, 7/1/30	1,035,000	1,101,218
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/31	1,075,000	1,185,823
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/32	1,115,000	1,227,543

North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/34	1,230,000	1,350,448
North Carolina Medical Care Commission Rev., (Presbyterian Homes Obligated Group), 4.00%, 10/1/40	600,000	653,909
North Carolina Medical Care Commission Rev., (Presbyterian Homes Obligated Group), 5.00%, 10/1/40	2,000,000	2,316,835
North Carolina Medical Care Commission Rev., (Presbyterian Homes Obligated Group), 4.00%, 10/1/45	1,000,000	1,084,394
North Carolina Medical Care Commission Rev., (Presbyterian Homes Obligated Group), 5.00%, 10/1/45	1,800,000	2,069,773
North Carolina Medical Care Commission Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 5.00%, 10/1/23, Prerefunded at 103% of Par(3)	2,100,000	2,286,954
North Carolina Medical Care Commission Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 5.00%, 10/1/35	5,000,000	5,565,224
North Carolina Medical Care Commission Rev., (Wake Forest Baptist Obligated Group), VRN, 2.20%, 12/1/48	5,000,000	5,018,234
North Carolina Turnpike Authority Rev., 5.00%, 2/1/24	9,800,000	10,462,012
Raleigh Durham Airport Authority Rev., 5.00%, 5/1/22	760,000	765,626
State of North Carolina Rev., 5.00%, 3/1/34	15,000,000	18,019,322
Wake County Rev., 5.00%, 3/1/25	2,500,000	2,773,260
		86,305,700
Ohio — 1.6%
Allen County Hospital Facilities Rev., (Bon Secours Mercy Health, Inc.), VRDN, 0.08%, 3/1/22 (LOC: Bank of Montreal)	1,900,000	1,900,000
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/35	1,000,000	1,179,998
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/36	2,000,000	2,354,216
Buckeye Tobacco Settlement Financing Authority Rev., 4.00%, 6/1/38	1,000,000	1,099,390
Buckeye Tobacco Settlement Financing Authority Rev., 4.00%, 6/1/39	1,000,000	1,097,835
Buckeye Tobacco Settlement Financing Authority Rev., 4.00%, 6/1/48	6,000,000	6,305,275
Cleveland Rev., 5.00%, 5/15/23	1,305,000	1,368,126
Cleveland Airport System Rev., 5.00%, 1/1/23 (AGM)	1,510,000	1,560,203
Cleveland Airport System Rev., 5.00%, 1/1/24 (AGM)	1,075,000	1,146,591
Cleveland Airport System Rev., 5.00%, 1/1/31 (AGM)	750,000	823,228
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 5.00%, 7/1/25	100,000	110,899
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 5.00%, 7/1/26	125,000	141,877
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 5.00%, 7/1/27	250,000	289,470
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 5.00%, 7/1/28	250,000	294,357
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 5.00%, 7/1/31	200,000	247,482
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 5.00%, 7/1/32	225,000	277,868
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 5.00%, 7/1/33	250,000	308,412
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 5.00%, 7/1/34	500,000	616,164
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 5.00%, 7/1/36	600,000	737,775
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 4.00%, 7/1/38	525,000	599,853
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 4.00%, 7/1/46	1,500,000	1,686,034
Cleveland-Cuyahoga County Port Authority Rev., (Euclid Avenue Development Corp.), 5.00%, 8/1/39	5,000,000	5,378,785
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.00%, 12/1/28	1,035,000	1,130,446
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.00%, 12/1/33	1,625,000	1,814,746
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/23	1,500,000	1,554,540
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/24	1,750,000	1,869,486
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/25	1,350,000	1,483,585
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/26	2,000,000	2,256,413
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/27	1,600,000	1,850,251
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/28	1,750,000	2,025,501
Kent State University Rev., 4.00%, 5/1/23	1,800,000	1,860,117
Northeast Ohio Regional Sewer District Rev., 4.00%, 11/15/36	2,000,000	2,320,917
State of Ohio Rev., 5.00%, 12/15/22	2,500,000	2,581,462
State of Ohio Rev., 5.00%, 2/1/29	2,400,000	2,929,690
State of Ohio Rev., 5.00%, 2/1/30	3,300,000	4,101,672
State of Ohio Rev., 5.00%, 2/1/31	2,740,000	3,469,446
State of Ohio Rev., (University Hospitals Health System, Inc. Obligated Group), 4.00%, 1/15/37	1,400,000	1,545,022
State of Ohio Rev., (University Hospitals Health System, Inc. Obligated Group), 4.00%, 1/15/41	1,500,000	1,641,954
State of Ohio Rev., (University Hospitals Health System, Inc. Obligated Group), VRDN, 0.10%, 3/1/22 (LOC: PNC Bank N.A.)	2,350,000	2,350,000
		66,309,086

Oklahoma — 0.4%
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/25	1,500,000	1,668,355
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/26	1,000,000	1,109,392
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/27	1,000,000	1,105,847
Tulsa Airports Improvement Trust Rev., 5.00%, 6/1/22	1,000,000	1,010,595
Tulsa Airports Improvement Trust Rev., 5.00%, 6/1/23	1,025,000	1,074,272
Tulsa Airports Improvement Trust Rev., 5.00%, 6/1/24	1,050,000	1,133,387
Tulsa Airports Improvement Trust Rev., 5.00%, 6/1/25	1,085,000	1,205,309
Tulsa Airports Improvement Trust Rev., 5.00%, 6/1/26	1,030,000	1,173,047
Tulsa Airports Improvement Trust Rev., 5.00%, 6/1/27	1,005,000	1,169,870
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/23	250,000	264,216
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/24	1,665,000	1,810,424
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/26	500,000	564,092
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/28	600,000	667,282
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/29	1,000,000	1,106,096
Tulsa Industrial Authority Rev., (University of Tulsa), 5.00%, 10/1/22	1,270,000	1,290,601
Tulsa Industrial Authority Rev., (University of Tulsa), 5.00%, 10/1/24	1,000,000	1,062,597
		17,415,382
Oregon — 0.7%
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 2.75%, 11/15/25	1,000,000	1,000,431
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/32	500,000	540,059
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/37	500,000	536,415
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/47	3,900,000	4,146,023
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/22	1,040,000	1,040,000
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/23	350,000	361,090
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/24	250,000	264,814
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/25	200,000	216,642
Forest Grove Rev., (Pacific University), 4.00%, 5/1/37	635,000	697,410
Forest Grove Rev., (Pacific University), 4.00%, 5/1/39	1,750,000	1,912,853
Forest Grove Rev., (Pacific University), 4.00%, 5/1/40	855,000	932,922
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/22	325,000	330,113
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/23	600,000	625,044
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/24	475,000	503,495
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/25	275,000	297,013
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/26	240,000	263,716
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/27	200,000	228,199
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/28	265,000	301,011
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/29	235,000	265,740
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/30	200,000	225,335
Oregon Health & Science University Rev., (Obligated Group), 4.00%, 7/1/44	5,000,000	5,675,329
State of Oregon GO, 5.00%, 8/1/24	1,000,000	1,089,794
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/32(2)	500,000	594,675
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/33(2)	500,000	594,186
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/34(2)	500,000	593,643
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/36(2)	600,000	711,550
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/39(2)	800,000	943,676
Yamhill County Rev., (George Fox University), 4.00%, 12/1/36	1,000,000	1,136,105
Yamhill County Rev., (George Fox University), 4.00%, 12/1/41	1,075,000	1,205,570
Yamhill County Rev., (George Fox University), 4.00%, 12/1/46	1,000,000	1,103,410
		28,336,263
Pennsylvania — 6.4%
Allegheny County Higher Education Building Authority Rev., 4.00%, 3/1/33	400,000	430,109
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/30	1,230,000	1,327,479
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/31	2,000,000	2,154,202
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/32	600,000	645,509

Allegheny County Hospital Development Authority Rev., (UPMC Obligated Group), 5.00%, 7/15/31	1,355,000	1,642,988
Allegheny County Hospital Development Authority Rev., (UPMC Obligated Group), 5.00%, 7/15/32	1,500,000	1,815,936
Allegheny County Hospital Development Authority Rev., (UPMC Obligated Group), 5.00%, 7/15/33	1,800,000	2,177,219
Allegheny County Hospital Development Authority Rev., (UPMC Obligated Group), 5.00%, 7/15/34	1,250,000	1,510,620
Capital Region Water Rev., 5.00%, 7/15/24 (BAM)	750,000	812,527
Capital Region Water Rev., 5.00%, 7/15/29 (BAM)	400,000	458,976
Coatesville School District GO, 5.00%, 8/1/22 (AGM)	795,000	808,757
Coatesville School District GO, 5.00%, 8/1/24 (AGM)	1,000,000	1,085,551
Commonwealth Financing Authority Rev., 5.00%, 6/1/30	2,500,000	2,948,971
Commonwealth Financing Authority Rev., 5.00%, 6/1/31	2,000,000	2,352,976
Commonwealth Financing Authority Rev., 5.00%, 6/1/32	2,000,000	2,349,493
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/28	1,370,000	1,518,938
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/29	1,440,000	1,595,341
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/30	1,510,000	1,675,441
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/31	1,465,000	1,624,893
Cumberland County Municipal Authority Rev., (Dickinson College), 5.00%, 5/1/28	1,000,000	1,131,274
Cumberland County Municipal Authority Rev., (Dickinson College), 5.00%, 5/1/29	1,420,000	1,604,577
Dauphin County General Authority Rev., (UPMC Obligated Group), 5.00%, 6/1/24	525,000	569,130
Dauphin County General Authority Rev., (UPMC Obligated Group), 5.00%, 6/1/25	750,000	836,959
Dauphin County General Authority Rev., (UPMC Obligated Group), 5.00%, 6/1/26	650,000	745,170
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/27	1,040,000	1,175,771
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/28	1,095,000	1,236,413
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/29	1,150,000	1,294,157
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/30	1,205,000	1,352,646
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/31	1,265,000	1,417,017
Geisinger Authority Rev., (Geisinger Health System Obligated Group), VRN, 5.00%, 4/1/43	7,500,000	8,607,178
General Authority of Southcentral Pennsylvania Rev., (WellSpan Health Obligated Group), 5.00%, 6/1/24, Prerefunded at 100% of Par(3)	5,000,000	5,422,611
General Authority of Southcentral Pennsylvania Rev., (WellSpan Health Obligated Group), VRN, 0.80%, (MUNIPSA plus 0.60%), 6/1/49	6,750,000	6,781,086
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/29	2,000,000	2,327,218
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/30	5,450,000	6,324,016
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/32	1,000,000	1,156,409
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/33	1,300,000	1,500,912
Lehigh County Rev., (Lehigh Valley Health Network Obligated Group), 5.00%, 7/1/26	1,800,000	2,061,656
Lehigh County Rev., (Lehigh Valley Health Network Obligated Group), 5.00%, 7/1/28	3,250,000	3,888,563
Luzerne County GO, 5.00%, 12/15/24 (AGM)	1,100,000	1,198,312
Luzerne County GO, 5.00%, 12/15/25 (AGM)	1,000,000	1,117,543
Luzerne County GO, 5.00%, 12/15/27 (AGM)	900,000	1,051,597
Luzerne County Industrial Development Authority Rev., 5.00%, 12/15/27 (AGM)	1,000,000	1,124,187
Monroe County Hospital Authority Rev., (Lehigh Valley Health Network Obligated Group), 5.00%, 7/1/24	530,000	573,267
Montgomery County Industrial Development Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/43	600,000	662,822
Northampton County General Purpose Authority Rev., (St. Luke's Hospital Obligated Group), VRN, 1.11%, (70% of the 1-month LIBOR plus 1.04%), 8/15/48	3,000,000	3,012,303
Pennsylvania COP, 5.00%, 7/1/29	600,000	708,687
Pennsylvania COP, 5.00%, 7/1/30	750,000	884,998
Pennsylvania COP, 5.00%, 7/1/31	850,000	1,001,102
Pennsylvania COP, 5.00%, 7/1/35	450,000	526,742
Pennsylvania GO, 5.00%, 2/1/25 (AGM)	6,035,000	6,687,215
Pennsylvania GO, 5.00%, 3/15/25	12,005,000	13,321,417
Pennsylvania GO, 5.00%, 9/15/25 (AGM-CR)	5,000,000	5,645,008
Pennsylvania GO, 5.00%, 5/15/27	10,000,000	11,729,059

Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/24	470,000	504,692
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/25	700,000	772,830
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/26	675,000	764,773
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/27	750,000	848,748
Pennsylvania Higher Educational Facilities Authority Rev., (Temple University of The Commonwealth System of Higher Education), 5.00%, 4/1/22, Prerefunded at 100% of Par(3)	1,000,000	1,003,657
Pennsylvania Higher Educational Facilities Authority Rev., (Temple University of The Commonwealth System of Higher Education), 5.00%, 4/1/22, Prerefunded at 100% of Par(3)	1,000,000	1,003,657
Pennsylvania Higher Educational Facilities Authority Rev., (Temple University of The Commonwealth System of Higher Education), 5.00%, 4/1/22, Prerefunded at 100% of Par(3)	1,250,000	1,254,571
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/24, Prerefunded at 100% of Par(3)	945,000	1,035,630
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/24	4,000,000	4,399,557
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/25	3,900,000	4,410,316
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/26	1,850,000	2,035,323
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/28	1,000,000	1,100,745
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/32	6,505,000	7,115,939
Pennsylvania Turnpike Commission Rev., 5.25%, 12/1/39	5,000,000	5,518,780
Pennsylvania Turnpike Commission Rev., Capital Appreciation, VRN, 0.00%, 12/1/44	2,000,000	2,235,189
Pennsylvania Turnpike Commission Rev., VRN, 0.80%, (MUNIPSA plus 0.60%), 12/1/23	5,000,000	5,026,344
Pennsylvania Turnpike Commission Rev., VRN, 0.90%, (MUNIPSA plus 0.70%), 12/1/23	10,000,000	10,039,073
Philadelphia GO, 5.00%, 8/1/22	2,500,000	2,545,265
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/24 (AGM)	1,305,000	1,425,716
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/27 (AGM)	1,000,000	1,161,323
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/29 (AGM)	1,465,000	1,712,550
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/30 (AGM)	2,960,000	3,450,439
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/31 (AGM)	1,610,000	1,871,485
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/32 (AGM)	1,800,000	2,090,382
Philadelphia Municipal Authority Rev., 5.00%, 4/1/22	715,000	717,426
Philadelphia Municipal Authority Rev., 5.00%, 4/1/23	1,260,000	1,311,113
Philadelphia Municipal Authority Rev., 5.00%, 4/1/24	1,500,000	1,603,604
Philadelphia Municipal Authority Rev., 5.00%, 4/1/25	1,700,000	1,867,262
Philadelphia Municipal Authority Rev., 5.00%, 4/1/26	1,750,000	1,971,969
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/30 (AGM)	745,000	915,176
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/31 (AGM)	1,000,000	1,225,860
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/32 (AGM)	550,000	673,235
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/32 (AGM)	1,000,000	1,286,869
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/33 (AGM)	750,000	917,244
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/33 (AGM)	1,000,000	1,312,016
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/34 (AGM)	1,000,000	1,221,864
Reading GO, 5.00%, 11/1/22 (BAM)	425,000	436,215
Reading GO, 5.00%, 11/1/23 (BAM)	1,345,000	1,424,853
Reading GO, 5.00%, 11/1/25 (BAM)	1,225,000	1,364,881
Reading GO, 5.00%, 11/1/25 (BAM)	1,760,000	1,960,972
Reading GO, 5.00%, 11/1/26 (BAM)	1,555,000	1,774,560
Reading GO, 5.00%, 11/1/27 (BAM)	1,630,000	1,900,026
Reading GO, 5.00%, 11/1/28 (BAM)	1,000,000	1,186,328
Reading GO, 5.00%, 11/1/29 (BAM)	1,795,000	2,123,044
Reading School District GO, 5.00%, 3/1/23 (AGM)	670,000	695,947
Reading School District GO, 5.00%, 3/1/28 (AGM)	1,025,000	1,192,994
Reading School District GO, 5.00%, 3/1/35 (AGM)	2,000,000	2,302,852
Reading School District GO, 5.00%, 3/1/37 (AGM)	1,500,000	1,727,139
Reading School District GO, 5.00%, 3/1/38 (AGM)	1,500,000	1,724,817
School District of Philadelphia GO, 5.00%, 9/1/22	5,000,000	5,104,683
School District of Philadelphia GO, 5.00%, 9/1/26	2,200,000	2,507,120
School District of Philadelphia GO, 5.00%, 9/1/27	500,000	583,757
School District of Philadelphia GO, 5.00%, 9/1/28	475,000	565,131

School District of Philadelphia GO, 5.00%, 9/1/29	1,225,000	1,471,849
School District of Philadelphia GO, 5.00%, 9/1/30	3,000,000	3,600,964
School District of Philadelphia GO, 5.00%, 9/1/33	1,625,000	1,941,806
Scranton School District GO, 5.00%, 6/1/24	2,235,000	2,402,178
Scranton School District GO, 5.00%, 12/1/32 (BAM)	1,000,000	1,164,011
Scranton School District GO, 5.00%, 12/1/34 (BAM)	1,650,000	1,906,057
Scranton School District GO, 5.00%, 12/1/35 (BAM)	750,000	865,512
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/46	4,200,000	4,387,340
State Public School Building Authority Rev., (School District of Philadelphia), 5.00%, 6/1/25	4,000,000	4,400,716
University of Pittsburgh of the Commonwealth System of Higher Education Rev., VRN, 0.56%, (MUNIPSA plus 0.36%), 2/15/24	10,000,000	10,032,439
West Cornwall Township Municipal Authority Rev., (Lebanon Valley Brethren Home Obligated Group), 4.00%, 11/15/36	365,000	404,725
West Cornwall Township Municipal Authority Rev., (Lebanon Valley Brethren Home Obligated Group), 4.00%, 11/15/41	370,000	406,644
West Cornwall Township Municipal Authority Rev., (Lebanon Valley Brethren Home Obligated Group), 4.00%, 11/15/46	525,000	572,579
Westmoreland County Industrial Development Authority Rev., (Excela Health Obligated Group), 4.00%, 7/1/37	1,400,000	1,577,561
		269,673,270
Rhode Island — 0.9%
Providence Public Building Authority Rev., 5.00%, 9/15/27 (AGM)	1,635,000	1,910,400
Providence Public Building Authority Rev., 5.00%, 9/15/29 (AGM)	1,810,000	2,105,340
Providence Public Building Authority Rev., 5.00%, 9/15/32 (AGM)	2,000,000	2,318,255
Providence Public Building Authority Rev., (Providence), 4.00%, 9/15/24 (AGM)	2,620,000	2,787,372
Providence Public Building Authority Rev., (Providence), 5.00%, 9/15/25 (AGM)	2,785,000	3,113,491
Providence Public Building Authority Rev., (Providence), 5.00%, 9/15/26 (AGM)	3,480,000	3,984,153
Providence Public Building Authority Rev., (Providence), 5.00%, 9/15/27 (AGM)	4,185,000	4,889,923
Providence Public Building Authority Rev., (Providence), 5.00%, 9/15/32 (AGM)	2,175,000	2,608,596
Providence Public Building Authority Rev., (Providence), 4.00%, 9/15/33 (AGM)	5,620,000	6,237,771
Rhode Island Commerce Corp. Rev., 5.00%, 6/15/24	1,000,000	1,084,684
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/27	450,000	511,261
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/29	500,000	567,707
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/31	500,000	567,596
Rhode Island Health & Educational Building Corp. Rev., (Lifespan Obligated Group), 5.00%, 5/15/23	2,250,000	2,350,242
Rhode Island Health & Educational Building Corp. Rev., (Lifespan Obligated Group), 5.00%, 5/15/24	2,000,000	2,153,668
		37,190,459
South Carolina — 0.7%
Berkeley County Special Assessment, (Berkeley County Nexton Improvement District), 4.00%, 11/1/30	425,000	457,701
Berkeley County Special Assessment, (Berkeley County Nexton Improvement District), 4.25%, 11/1/40	1,000,000	1,071,836
Charleston Educational Excellence Finance Corp. Rev., (Charleston County School District), 5.00%, 12/1/24	1,750,000	1,864,705
Charleston Educational Excellence Finance Corp. Rev., (Charleston County School District), 5.00%, 12/1/25	2,945,000	3,135,610
Greenwood Fifty Schools Facilities, Inc. Rev., 5.00%, 12/1/27 (BAM)	5,000,000	5,711,307
Myrtle Beach Tax Allocation, 5.00%, 10/1/23	250,000	264,408
Myrtle Beach Tax Allocation, 5.00%, 10/1/25	1,145,000	1,279,454
Myrtle Beach Tax Allocation, 5.00%, 10/1/26	450,000	515,753
Richland County Special Assessment, (Richland County Village at Sandhill Improvement District), 3.00%, 11/1/26(2)	905,000	882,611
Richland County Special Assessment, (Richland County Village at Sandhill Improvement District), 3.625%, 11/1/31(2)	1,000,000	953,138
Richland County Special Assessment, (Richland County Village at Sandhill Improvement District), 3.75%, 11/1/36(2)	1,000,000	935,409
South Carolina Jobs-Economic Development Authority Rev., (Bon Secours Mercy Health, Inc.), VRN, 5.00%, 12/1/48	7,500,000	8,425,271
South Carolina Jobs-Economic Development Authority Rev., (Conway Hospital, Inc. Obligated Group), 5.25%, 7/1/47	3,750,000	4,276,740
		29,773,943
Tennessee — 1.0%
Knox County Health Educational & Housing Facility Board Rev., (University Health System Obligated Group), 5.00%, 4/1/22	500,000	501,717
Metropolitan Government of Nashville & Davidson County Water & Sewer Rev., 4.00%, 7/1/46	2,275,000	2,587,586
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/25	375,000	405,412
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/26	650,000	701,613
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/27	415,000	446,551
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/28	375,000	416,258

Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/29	475,000	527,260
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/30	475,000	527,260
Tennergy Corp. Rev., VRN, 5.00%, 2/1/50 (LIQ FAC: Royal Bank of Canada)	12,000,000	12,998,533
Tennessee Energy Acquisition Corp. Rev., VRN, 4.00%, 11/1/49 (GA: Goldman Sachs Group, Inc.)	20,000,000	21,477,012
		40,589,202
Texas — 9.5%
Arlington Special Tax, 5.00%, 2/15/28 (BAM)	1,425,000	1,670,386
Arlington Special Tax, 5.00%, 2/15/30 (BAM)	1,000,000	1,164,636
Arlington Special Tax, 5.00%, 2/15/31 (BAM)	1,100,000	1,278,148
Arlington Special Tax, 5.00%, 2/15/32 (BAM)	1,000,000	1,160,605
Arlington Special Tax, 5.00%, 2/15/33 (BAM)	1,000,000	1,160,297
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/32 (PSF-GTD)	200,000	227,982
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/33 (PSF-GTD)	380,000	431,088
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/34 (PSF-GTD)	330,000	374,505
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/35 (PSF-GTD)	500,000	565,796
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/36 (PSF-GTD)	375,000	423,951
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/37 (PSF-GTD)	550,000	621,439
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/38 (PSF-GTD)	900,000	1,015,170
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/39 (PSF-GTD)	465,000	524,315
Arlington Higher Education Finance Corp. Rev., (Harmony Public Schools), 4.00%, 2/15/27 (PSF-GTD)	350,000	388,007
Arlington Higher Education Finance Corp. Rev., (Harmony Public Schools), 4.00%, 2/15/28 (PSF-GTD)	290,000	324,741
Arlington Higher Education Finance Corp. Rev., (Harmony Public Schools), 4.00%, 2/15/29 (PSF-GTD)	285,000	323,477
Arlington Higher Education Finance Corp. Rev., (Harmony Public Schools), 4.00%, 2/15/30 (PSF-GTD)	305,000	349,691
Arlington Higher Education Finance Corp. Rev., (Harmony Public Schools), 4.00%, 2/15/31 (PSF-GTD)	315,000	364,947
Arlington Higher Education Finance Corp. Rev., (Riverwalk Education Foundation Inc), 4.00%, 8/15/33 (PSF-GTD)	1,300,000	1,472,851
Arlington Higher Education Finance Corp. Rev., (Riverwalk Education Foundation Inc), 4.00%, 8/15/35 (PSF-GTD)	1,685,000	1,905,490
Arlington Higher Education Finance Corp. Rev., (Riverwalk Education Foundation Inc), 4.00%, 8/15/36 (PSF-GTD)	1,250,000	1,412,248
Arlington Higher Education Finance Corp. Rev., (Riverwalk Education Foundation Inc), 4.00%, 8/15/37 (PSF-GTD)	1,500,000	1,693,729
Arlington Higher Education Finance Corp. Rev., (Riverwalk Education Foundation Inc), 4.00%, 8/15/38 (PSF-GTD)	1,875,000	2,113,561
Arlington Higher Education Finance Corp. Rev., (Riverwalk Education Foundation Inc), 4.00%, 8/15/39 (PSF-GTD)	3,250,000	3,657,412
Arlington Higher Education Finance Corp. Rev., (Uplift Education), 5.00%, 12/1/36	1,315,000	1,472,289
Arlington Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	6,755,000	7,746,267
Austin Independent School District GO, 4.00%, 8/1/34 (PSF-GTD)	4,875,000	5,563,294
Austin Independent School District GO, 4.00%, 8/1/35 (PSF-GTD)	6,000,000	6,833,641
Austin Independent School District GO, 4.00%, 8/1/36 (PSF-GTD)	4,750,000	5,393,216
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/25	275,000	301,181
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/26	250,000	278,672
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/26	1,000,000	1,091,571
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 4.00%, 7/15/31	1,500,000	1,564,084
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/33	1,500,000	1,625,426
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/23	2,000,000	2,065,137
Central Texas Regional Mobility Authority Rev., 5.00%, 7/1/25, Prerefunded at 100% of Par(3)	2,000,000	2,241,493
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/27	5,900,000	6,622,031
Central Texas Turnpike System Rev., 5.00%, 8/15/42	2,050,000	2,212,355
Clear Creek Independent School District GO, 4.00%, 2/15/37 (PSF-GTD)	1,620,000	1,828,379
Clear Creek Independent School District GO, 4.00%, 2/15/38 (PSF-GTD)	2,605,000	2,935,970
Clear Creek Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	3,500,000	3,939,290
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 4.00%, 8/15/22	1,000,000	1,013,735
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/26	1,010,000	1,135,459
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/27	1,100,000	1,237,234
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/28	500,000	561,997

Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/39 (PSF-GTD)	1,500,000	1,615,868
Dallas Area Rapid Transit Rev., 5.00%, 12/1/32	2,750,000	3,393,407
Dallas Area Rapid Transit Rev., 5.00%, 12/1/33	2,500,000	3,092,414
Dallas Area Rapid Transit Rev., 5.00%, 12/1/34	5,250,000	6,487,577
Dallas Area Rapid Transit Rev., 5.00%, 12/1/47	2,000,000	2,456,167
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/23 (BAM)	400,000	411,306
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/24 (BAM)	480,000	502,615
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/25 (BAM)	240,000	256,131
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/26 (BAM)	200,000	214,641
El Paso Water & Sewer Rev., 4.00%, 3/1/29	1,160,000	1,270,233
El Paso Water & Sewer Rev., 4.00%, 3/1/30	500,000	546,294
Fort Bend Independent School District GO, 4.00%, 2/15/34 (PSF-GTD)	3,000,000	3,405,011
Fort Bend Independent School District GO, VRN, 0.72%, 8/1/51 (PSF-GTD)	5,000,000	4,791,812
Frisco Independent School District GO, 4.00%, 8/15/39 (PSF-GTD)	3,000,000	3,406,577
Garland Independent School District GO, 5.00%, 2/15/24 (PSF-GTD)	7,790,000	8,364,132
Grand Parkway Transportation Corp. Rev., 5.00%, 2/1/23	8,000,000	8,286,931
Grand Parkway Transportation Corp. Rev., 5.125%, 10/1/43	2,250,000	2,375,025
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/25	3,170,000	3,566,724
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/26	1,660,000	1,864,753
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/27	1,500,000	1,682,317
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/28	1,000,000	1,120,466
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/29	1,000,000	1,119,748
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/27	1,000,000	1,078,221
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 4.00%, 1/1/31	1,745,000	1,836,752
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	1,000,000	1,079,245
Harris County Cultural Education Facilities Finance Corp. Rev., (Texas Children's Hospital Obligated Group), VRN, 5.00%, 10/1/51	10,000,000	12,660,973
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/23	850,000	894,077
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/24	700,000	756,064
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/25	760,000	819,261
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/26	1,000,000	1,078,253
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/27	510,000	550,550
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/29	2,300,000	2,486,752
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/30	1,000,000	1,081,583
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/32	485,000	524,606
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/33	1,000,000	1,081,570
Houston Airport System Rev., 5.00%, 7/1/22, Prerefunded at 100% of Par(3)	2,560,000	2,597,360
Houston Airport System Rev., 5.00%, 7/1/22, Prerefunded at 100% of Par(3)	4,000,000	4,058,376
Houston Community College System Rev., 4.00%, 4/15/31	1,000,000	1,082,126
Houston Higher Education Finance Corp. Rev., (Houston Baptist University), 3.375%, 10/1/37	500,000	500,563
Houston Higher Education Finance Corp. Rev., (Houston Baptist University), 4.00%, 10/1/51	1,200,000	1,254,709
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/25	1,000,000	1,087,221
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/27	2,050,000	2,216,186
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/28	710,000	764,660
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/34 (PSF-GTD)	2,000,000	2,281,296
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/35 (PSF-GTD)	1,400,000	1,596,511
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/37 (PSF-GTD)	1,500,000	1,707,291
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/38 (PSF-GTD)	1,000,000	1,136,484
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/39 (PSF-GTD)	1,500,000	1,701,243
Irving Hospital Authority Rev., 5.00%, 10/15/22	250,000	256,377
Irving Hospital Authority Rev., 5.00%, 10/15/23	490,000	519,402
Irving Hospital Authority Rev., 5.00%, 10/15/25	250,000	279,733
Irving Hospital Authority Rev., VRN, 1.30%, (MUNIPSA plus 1.10%), 10/15/44	1,580,000	1,581,580
Memorial City Redevelopment Authority Tax Allocation, 5.00%, 9/1/25 (AGM)	890,000	989,450
Memorial City Redevelopment Authority Tax Allocation, 5.00%, 9/1/27 (AGM)	1,050,000	1,216,350

Memorial City Redevelopment Authority Tax Allocation, 5.00%, 9/1/28 (AGM)	1,250,000	1,470,463
Metropolitan Transit Authority of Harris County Rev., 5.00%, 11/1/26	2,000,000	2,264,130
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/29 (AGM)	700,000	815,689
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/31 (AGM)	460,000	535,135
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/38 (AGM)	500,000	581,696
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(3)	1,000,000	1,165,618
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(3)	1,670,000	1,946,582
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(3)	1,000,000	1,165,618
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(3)	1,000,000	1,165,618
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/28	2,610,000	2,911,169
North Texas Tollway Authority Rev., 5.00%, 1/1/24(3)	1,145,000	1,224,987
North Texas Tollway Authority Rev., 5.00%, 1/1/24	2,355,000	2,517,158
North Texas Tollway Authority Rev., 5.00%, 1/1/27	1,000,000	1,128,668
North Texas Tollway Authority Rev., 5.00%, 1/1/30	1,250,000	1,402,402
North Texas Tollway Authority Rev., 5.00%, 1/1/31	1,250,000	1,401,414
North Texas Tollway Authority Rev., 5.00%, 1/1/32	3,500,000	4,025,170
North Texas Tollway Authority Rev., 5.00%, 1/1/40	2,110,000	2,179,077
Old Spanish Trail-Alemda Corridors Redevelopment Authority Tax Allocation, 4.00%, 9/1/34 (BAM)	1,400,000	1,562,505
Old Spanish Trail-Alemda Corridors Redevelopment Authority Tax Allocation, 4.00%, 9/1/35 (BAM)	1,070,000	1,193,224
Old Spanish Trail-Alemda Corridors Redevelopment Authority Tax Allocation, 4.00%, 9/1/36 (BAM)	1,130,000	1,259,080
Old Spanish Trail-Alemda Corridors Redevelopment Authority Tax Allocation, 4.00%, 9/1/37 (BAM)	1,325,000	1,475,668
Pharr San Juan Alamo Independent School District GO, 4.00%, 2/1/33 (PSF-GTD)	1,325,000	1,483,186
Pharr San Juan Alamo Independent School District GO, 4.00%, 2/1/34 (PSF-GTD)	1,250,000	1,398,266
Pharr San Juan Alamo Independent School District GO, 4.00%, 2/1/35 (PSF-GTD)	1,000,000	1,117,684
Port Authority of Houston of Harris County Texas Rev., 4.00%, 10/1/36	3,000,000	3,506,249
Port Authority of Houston of Harris County Texas Rev., 4.00%, 10/1/38	4,835,000	5,616,230
San Antonio Independent School District GO, 4.00%, 8/15/36 (PSF-GTD)	4,000,000	4,549,837
San Antonio Water System Rev., 5.00%, 5/15/34	6,500,000	8,065,624
San Antonio Water System Rev., 5.00%, 5/15/40	3,000,000	3,819,848
San Antonio Water System Rev., 5.00%, 5/15/41	3,000,000	3,810,265
San Antonio Water System Rev., 5.00%, 5/15/42	1,000,000	1,267,182
San Antonio Water System Rev., VRN, 2.00%, 5/1/44	4,000,000	4,025,853
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Methodist Hospitals of Dallas Obligated Group), 4.00%, 10/1/42	2,600,000	2,970,540
Tarrant County Cultural Education Facilities Finance Corp. Rev., (MRC Senior Living Fort Worth Obligated Group), 3.00%, 11/15/26	3,000,000	3,004,420
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Texas Health Resources Obligated Group), 5.00%, 2/15/24	2,000,000	2,144,986
Texas Municipal Gas Acquisition & Supply Corp. I Rev., 6.25%, 12/15/26 (GA: Merrill Lynch & Co.)	3,965,000	4,461,977
Texas Municipal Gas Acquisition & Supply Corp. III Rev., 5.00%, 12/15/22 (GA: Macquarie Group Ltd.)	1,000,000	1,027,538
Texas Municipal Gas Acquisition & Supply Corp. III Rev., 5.00%, 12/15/23 (GA: Macquarie Group Ltd.)	1,150,000	1,214,721
Texas Municipal Gas Acquisition & Supply Corp. III Rev., 5.00%, 12/15/26 (GA: Macquarie Group Ltd.)	1,850,000	2,091,729
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 6/30/32	1,000,000	1,125,743
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 12/31/32	1,500,000	1,687,697
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/23 (BAM)	2,255,000	2,352,823
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/24 (BAM)	2,365,000	2,528,573
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/25 (BAM)	1,520,000	1,662,861
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/28 (BAM)	1,000,000	1,115,885
Texas Public Finance Authority Rev., (Texas Southern University), 4.00%, 5/1/29 (BAM)	1,500,000	1,604,395
Texas Water Development Board Rev., 5.00%, 4/15/31	9,910,000	12,061,218
Texas Water Development Board Rev., 5.00%, 8/1/32	5,000,000	6,274,389

Texas Water Development Board Rev., 5.00%, 8/1/33	3,755,000	4,704,127
Texas Water Development Board Rev., 4.00%, 8/1/34	2,500,000	2,932,003
Texas Water Development Board Rev., 5.00%, 10/15/38	14,540,000	17,487,701
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 4/15/31	4,750,000	5,904,833
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 4/15/32	5,000,000	6,195,687
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/51	5,000,000	5,770,904
University of Houston Rev., 5.00%, 2/15/27	8,100,000	9,201,730
University of North Texas System Rev., 5.00%, 4/15/27	5,770,000	6,373,792
University of Texas System Rev., 5.00%, 8/15/34	15,000,000	18,545,703
Uptown Development Authority Tax Allocation, 5.00%, 9/1/33	720,000	797,205
Uptown Development Authority Tax Allocation, 5.00%, 9/1/34	1,570,000	1,734,517
Uptown Development Authority Tax Allocation, 5.00%, 9/1/34	1,255,000	1,362,041
Uptown Development Authority Tax Allocation, 5.00%, 9/1/35	3,950,000	4,289,093
Uptown Development Authority Tax Allocation, 5.00%, 9/1/36	4,100,000	4,452,759
		404,405,052
Utah — 0.1%
St. George Electric Rev., 5.00%, 6/1/24 (AGM)	1,000,000	1,080,574
St. George Electric Rev., 5.00%, 6/1/27 (AGM)	1,000,000	1,141,976
		2,222,550
Vermont — 0.3%
Burlington Airport Rev., 5.00%, 7/1/24 (AGM)	315,000	330,458
Burlington Airport Rev., 5.00%, 7/1/30 (AGM)	750,000	811,587
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/24	1,400,000	1,503,131
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/25	615,000	674,714
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/26	1,000,000	1,116,967
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/27	785,000	873,827
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/28	1,000,000	1,108,754
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/29	900,000	994,771
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/30	500,000	550,896
Vermont Educational & Health Buildings Financing Agency Rev., (University of Vermont Health Network Obligated Group), 5.00%, 12/1/31	4,000,000	4,536,144
		12,501,249
Virginia — 1.2%
Fairfax County Sewer Rev., 4.00%, 7/15/40	3,700,000	4,321,779
Greater Richmond Convention Center Authority Rev., 5.00%, 6/15/24	3,000,000	3,247,672
Greater Richmond Convention Center Authority Rev., 5.00%, 6/15/25	1,660,000	1,856,840
Hampton Roads Transportation Accountability Commission Rev., 5.00%, 7/1/26	11,750,000	13,468,668
Henrico County Economic Development Authority Rev., 4.00%, 10/1/40	500,000	548,593
Henrico County Economic Development Authority Rev., 4.00%, 10/1/45	700,000	763,468
Lexington Industrial Development Authority Rev., (Lexington Retirement Community, Inc.), 4.00%, 1/1/31	675,000	711,251
Lynchburg Economic Development Authority Rev., (Centra Health Obligated Group), 4.00%, 1/1/38	1,100,000	1,237,521
Lynchburg Economic Development Authority Rev., (Centra Health Obligated Group), 4.00%, 1/1/41	1,130,000	1,259,970
Lynchburg Economic Development Authority Rev., (Centra Health Obligated Group), 4.00%, 1/1/47	2,400,000	2,642,013
Lynchburg Economic Development Authority Rev., (Centra Health Obligated Group), VRDN, 0.10%, 3/1/22 (LOC: Truist Bank)	300,000	300,000
Peninsula Town Center Community Development Authority Special Assessment, 4.00%, 9/1/23(2)	280,000	282,143
Peninsula Town Center Community Development Authority Special Assessment, 4.50%, 9/1/28(2)	725,000	752,515
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/37(2)	1,500,000	1,584,048
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/24	650,000	703,509
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/25	1,000,000	1,112,766
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/28	1,000,000	1,131,574
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/30	700,000	787,787

Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/22	450,000	456,826
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/24	500,000	535,855
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/26	450,000	501,629
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/28	750,000	834,119
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/29	1,000,000	1,111,082
Virginia Small Business Financing Authority Rev., (Hampton University), 5.25%, 10/1/29	3,000,000	3,283,663
Virginia Small Business Financing Authority Rev., (National Senior Campuses, Inc. Obligated Group), 4.00%, 1/1/38	3,000,000	3,322,244
Virginia Small Business Financing Authority Rev., (National Senior Campuses, Inc. Obligated Group), 4.00%, 1/1/39	3,500,000	3,867,433
		50,624,968
Washington — 3.3%
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/32	2,000,000	2,501,734
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/33	6,725,000	8,397,953
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/35	7,000,000	8,535,579
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/36	11,000,000	13,401,362
Seattle Municipal Light & Power Rev., VRN, 0.45%, (MUNIPSA plus 0.25%), 5/1/45	4,800,000	4,802,715
State of Washington GO, 5.00%, 7/1/27	10,000,000	10,985,145
State of Washington GO, 5.00%, 8/1/29	18,795,000	21,002,649
State of Washington GO, 5.00%, 6/1/34	1,500,000	1,862,842
State of Washington GO, 5.00%, 8/1/34	11,845,000	14,529,615
State of Washington GO, 5.00%, 6/1/35	9,785,000	11,946,593
State of Washington GO, 5.00%, 6/1/35	1,500,000	1,854,431
Washington Health Care Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	2,000,000	2,127,270
Washington Health Care Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	10,000,000	10,912,176
Washington Health Care Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	2,250,000	2,511,494
Washington Health Care Facilities Authority Rev., (Fred Hutchinson Cancer Research Center), VRN, 1.22%, (67% of the 1-month LIBOR plus 1.10%), 1/1/42	2,000,000	2,000,640
Washington Health Care Facilities Authority Rev., (Fred Hutchinson Cancer Research Center), VRN, 1.25%, (MUNIPSA plus 1.05%), 1/1/42	2,000,000	2,008,145
Washington Health Care Facilities Authority Rev., (Seattle Children's Hospital Obligated Group), 5.00%, 10/1/29	6,500,000	7,139,532
Washington Health Care Facilities Authority Rev., (Yakima Valley Memorial Hospital Association Obligated Group), 5.00%, 12/1/46	5,000,000	5,522,799
Washington State Housing Finance Commission Rev., (Spokane United Methodist Homes Obligated Group), 3.00%, 7/1/27(2)	6,750,000	6,580,555
		138,623,229
Wisconsin — 0.9%
Public Finance Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/37	600,000	670,006
Public Finance Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/41	2,250,000	2,618,890
Public Finance Authority Rev., (Appalachian Regional Healthcare System Obligated Group), 4.00%, 7/1/46	1,100,000	1,219,765
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/31 (AGM)	690,000	808,705
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/32 (AGM)	740,000	866,078
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/33 (AGM)	330,000	363,599
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/33 (AGM)	750,000	877,107
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/35 (AGM)	300,000	330,012
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/37 (AGM)	300,000	329,369
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/39 (AGM)	325,000	355,780
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/44 (AGM)	1,000,000	1,154,007
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/45 (AGM)	600,000	649,682
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/31 (AGM)	925,000	1,080,548
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/32 (AGM)	2,540,000	2,962,923
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/33 (AGM)	2,665,000	3,106,351
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/34 (AGM)	2,800,000	3,261,207
Public Finance Authority Rev., (Gannon University), 5.00%, 5/1/47	1,100,000	1,222,376

Public Finance Authority Rev., (Renown Regional Medical Center Obligated Group), 5.00%, 6/1/23	1,375,000	1,442,856
Public Finance Authority Rev., (Renown Regional Medical Center Obligated Group), 5.00%, 6/1/24	1,000,000	1,081,037
Public Finance Authority Rev., (Renown Regional Medical Center Obligated Group), 5.00%, 6/1/25	1,500,000	1,668,852
Public Finance Authority Rev., (Roseman University of Health Sciences), 3.00%, 4/1/25(2)	270,000	273,112
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/30(2)	500,000	562,893
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/40(2)	1,175,000	1,316,523
Public Finance Authority Rev., (Roseman University of Health Sciences), 4.00%, 4/1/42(2)	1,000,000	1,029,870
Public Finance Authority Rev., (Roseman University of Health Sciences), 4.00%, 4/1/52(2)	1,250,000	1,269,380
Public Finance Authority Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 4.00%, 10/1/46	685,000	732,231
Public Finance Authority Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 4.00%, 10/1/51	2,185,000	2,326,350
Public Finance Authority Rev., (Washoe Barton Medical Clinic), 4.00%, 12/1/31	700,000	792,401
Public Finance Authority Rev., (Washoe Barton Medical Clinic), 4.00%, 12/1/41	1,500,000	1,676,705
Wisconsin Health & Educational Facilities Authority Rev., (Rocketship Education Obligated Group), 5.25%, 6/1/40(2)	3,580,000	3,829,444
		39,878,059
TOTAL MUNICIPAL SECURITIES (Cost $4,063,420,475)		4,181,523,791
EXCHANGE-TRADED FUNDS — 1.0%
iShares National Muni Bond ETF	187,700	21,157,544
Vanguard Tax-Exempt Bond Index ETF	398,400	21,210,816
TOTAL EXCHANGE-TRADED FUNDS (Cost $42,529,084)		42,368,360
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $4,105,949,559)		4,223,892,151
OTHER ASSETS AND LIABILITIES — 0.4%		16,979,364
TOTAL NET ASSETS — 100.0%		$4,240,871,515

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
AGM-CR	-	Assured Guaranty Municipal Corporation - Custodian Receipts
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MUNIPSA	-	SIFMA Municipal Swap Index
NATL	-	National Public Finance Guarantee Corporation
PSF-GTD	-	Permanent School Fund Guaranteed
Q-SBLF	-	Qualified School Board Loan Fund
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $174,204,046, which represented 4.1% of total net assets.
(3)Escrowed to maturity in U.S. government securities or state and local government securities.
(4)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.
Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Municipal Securities	—	4,181,523,791	—
Exchange-Traded Funds	42,368,360	—	—
	42,368,360	4,181,523,791	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.